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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATE OF DEPOSIT: 1.4%
$13,500,000		Mizuho Corporate Bank, 5.310%, due 07/17/07	$13,500,000

		Total Certificate of Deposit
		(Cost $13,500,000)	13,500,000
COLLATERALIZED MORTGAGE OBLIGATION: 0.6%
6,000,000	@@, #, C	Cheyne High Grade CDO Ltd., 5.367%, due 11/13/07	6,000,000

		Total Collateralized Mortgage Obligation
		(Cost $6,000,000)	6,000,000
COMMERCIAL PAPER: 38.5%
37,405,000	@@, #	ASB Finance Ltd., 5.100%, due 01/25/08	36,744,456
7,000,000		Cafco, LLC, 5.280%, due 07/17/07	6,983,573
6,000,000		Cargill Global Funding PLC, 5.280%, due 08/23/07	5,953,360
46,602,000	#	Concord Minutemen Capital Co., LLC, 5.260%, due 07/27/07	46,504,404
44,000,000		Crown Point Capital Corp., 5.305%, due 07/09/07	43,890,107
1,012,000		Crown Point Capital Corp., 5.400%, due 07/05/07	1,011,393
43,718,000		Duke Funding High Grade I Ltd., 5.290%, due 07/06/07	43,641,488
7,283,000		Jupiter Securitization Corp., 5.350%, due 07/12/07	7,271,094
44,000,000		Monument Gardens Funding, LLC, 5.320%, due 07/25/07	43,815,253
9,000,000		Old Line Funding, LLC, 5.300%, due 07/25/07	8,968,200
10,000,000		Park Avenue Receivables Corp., 5.300%, due 07/16/07	9,977,917
45,000,000	#	St. Germain Holdings Ltd., 5.290%, due 07/11/07	44,917,180
43,500,000		Tulip Funding Corp., 5.340%, due 07/30/07	43,387,122
22,800,000		Westpac Securities New Zealand, 5.255%, due 07/27/07	22,751,206

		Total Commercial Paper
		(Cost $365,816,753)	365,816,753
CORPORATE NOTES: 56.9%
2,000,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	2,000,775
4,000,000		Allstate Life Global Funding II, 5.320%, due 08/27/08	4,000,368
1,627,000		Allstate Life Global Funding II, 5.337%, due 07/30/07	1,624,632
3,000,000	#	Allstate Life Global Funding II, 5.476%, due 06/20/08	2,916,737
2,200,000		American Express Bank FSB, 5.290%, due 08/10/07	2,199,973
4,945,000		American Express Bank FSB, 5.400%, due 11/21/07	4,946,917
6,000,000		American Express Centurion, 5.320%, due 08/20/08	6,000,115
3,250,000		American Express Centurion, 5.394%, due 05/16/08	3,184,786
2,710,000		American Express Centurion, 5.400%, due 11/16/07	2,711,004
23,500,000	#, C	American General Finance Corp., 5.370%, due 08/15/08	23,504,695
14,518,000		American General Finance Corp., 5.374%, due 11/15/07	14,474,503
5,350,000		American General Finance Corp., 5.480%, due 01/18/08	5,354,074
6,850,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	6,795,735
3,000,000	#	American Honda Finance Corp., 5.380%, due 02/04/08	3,001,495
4,425,000	#	American Honda Finance Corp., 5.460%, due 09/27/07	4,426,302
700,000	#	American International Group, 5.360%, due 06/23/08	700,138
1,800,000	@@, #	ANZ National Bank, 5.302%, due 05/16/08	1,784,299
4,600,000	@@, #	Banco Santander Totta, 5.330%, due 08/15/08	4,600,217
5,000,000		Bank of America N.A., 5.315%, due 12/04/07	4,999,803
3,750,000	#	Bank of New York Co., Inc., 5.380%, due 05/27/08	3,750,000
1,000,000		Bear Stearns Cos., Inc., 5.332%, due 08/15/07	1,002,953
10,500,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	10,500,329
5,725,000		Bear Stearns Cos., Inc., 5.380%, due 08/28/08	5,725,000

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE NOTES (continued)
$4,235,000		Bear Stearns Cos., Inc., 5.400%, due 01/31/08	$4,200,198
5,800,000		Bear Stearns Cos., Inc., 5.400%, due 08/04/08	5,800,000
2,000,000		Bear Stearns Cos., Inc., 5.420%, due 01/15/08	2,001,280
4,427,000		Bear Stearns Cos., Inc., 5.480%, due 07/27/07	4,427,347
6,260,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	6,268,591
2,100,000		Bear Stearns Cos., Inc., 5.960%, due 09/27/07	2,103,074
4,000,000		Canadian Imperial Bank of Commerce, 5.320%, due 08/22/08	4,000,870
8,700,000		Canadian Imperial Bank of Commerce, 5.360%, due 02/14/08	8,701,917
8,000,000		Citigroup Funding, Inc., 5.360%, due 03/14/08	8,002,326
10,000,000		Credit Suisse, 5.320%, due 03/14/08	10,000,000
2,990,000		Credit Suisse, 5.470%, due 06/02/08	2,993,576
1,650,000		Credit Suisse, 5.735%, due 10/29/07	1,652,074
8,600,000	@@, #	Danske Bank A/S, 5.290%, due 08/20/08	8,599,267
22,000,000	@@	Deutsche Bank, 5.360%, due 06/19/08	22,005,418
8,400,000		General Electric Capital Corp., 5.445%, due 07/09/07	8,400,000
15,000,000	I	Goldman Sachs Group Inc., 5.350%, due 04/11/08	15,000,000
9,300,000	#	Goldman Sachs Group Inc., 5.370%, due 08/15/08	9,302,045
4,200,000	@@, #	HBOS Treasury Services PLC, 5.300%, due 07/31/08	4,200,000
16,085,000	@@, #	HBOS Treasury Services PLC, 5.430%, due 06/24/08	16,085,552
10,300,000		HSBC Finance Corp., 5.312%, due 06/17/08	10,397,010
6,189,000		HSBC Finance Corp., 5.316%, due 01/15/08	6,164,333
3,900,000		HSBC Finance Corp., 5.368%, due 03/11/08	3,867,165
1,475,000		JP Morgan Chase, 5.406%, due 06/30/08	1,435,643
765,000		JP Morgan Chase, 5.424%, due 09/01/07	763,335
4,375,000		Lehman Brothers Holdings, Inc., 5.420%, due 01/22/08	4,340,860
4,500,000		Lehman Brothers Holdings, Inc., 5.900%, due 02/01/08	4,538,220
4,000,000	#	MBIA Global Funding LLC, 5.315%, due 03/14/08	4,000,000
18,500,000	#	MBIA Global Funding LLC, 5.350%, due 11/28/07	18,501,843
6,000,000	#	MBIA Global Funding LLC, 5.370%, due 02/15/08	6,001,473
4,500,000	#	MBIA Global Funding LLC, 5.390%, due 01/11/08	4,502,129
3,400,000		MBNA Corp., 5.786%, due 05/05/08	3,412,637
7,145,000		Merrill Lynch & Co., Inc., 5.325%, due 04/21/08	7,051,803
3,800,000		Merrill Lynch & Co., Inc., 5.390%, due 08/24/07	3,800,361
1,400,000		Merrill Lynch & Co., Inc., 5.449%, due 07/15/08	1,367,533
5,000,000		Morgan Stanley, 5.360%, due 08/01/08	5,000,525
6,000,000		Morgan Stanley, 5.390%, due 04/25/08	6,002,365
5,000,000		Morgan Stanley, 5.400%, due 08/04/08	5,004,632
11,000,000		Morgan Stanley, 5.410%, due 03/07/08	11,005,803
12,000,000		Morgan Stanley, 5.410%, due 08/26/08	12,000,000
3,000,000		Morgan Stanley, 5.480%, due 07/27/07	3,000,333
2,840,000		Morgan Stanley, 5.485%, due 01/18/08	2,842,355
8,500,000		Natixis SA, 5.310%, due 12/05/07	8,499,285
7,000,000		PNC Funding Corp., 5.353%, due 03/10/08	6,945,185
7,500,000		Royal Bank of Canada, 5.305%, due 04/02/08	7,499,263
20,000,000		Royal Bank of Canada, 5.316%, due 01/22/08	19,992,080
2,500,000	@@, #	Royal Bank of Scotland, 5.335%, due 11/30/07	2,481,411
23,000,000	@@, #	Santander US Debt SA, 5.366%, due 02/06/08	23,003,895
3,500,000	@@, #	Santander US Debt SA, 5.370%, due 09/21/07	3,500,273
3,000,000		Suntrust Bank, 5.265%, due 09/14/07	2,999,724
1,900,000		Toyota Motor Credit Corp., 5.286%, due 03/17/08	1,898,915
2,700,000		Toyota Motor Credit Corp., 5.286%, due 03/24/08	2,698,392
21,000,000		Toyota Motor Credit Corp., 5.340%, due 06/16/08	21,004,737
11,500,000	@@, C	UBS AG, 5.437%, due 11/28/07	11,497,709
675,000		US Bancorp, 5.396%, due 03/15/08	664,498
7,000,000		Washington Mutual Bank, 5.340%, due 09/17/07	6,999,890
13,000,000		Washington Mutual Bank, 5.390%, due 04/18/08	13,002,205
15,000,000		Washington Mutual Bank, 5.400%, due 11/16/07	15,002,400
3,300,000		Westpac Banking Corp., 5.420%, due 07/11/08	3,300,000

		Total Corporate Notes
		(Cost $539,938,605)	539,938,605
U.S. GOVERNMENT AGENCY OBLIGATION: 0.8%
8,000,000		Federal Home Loan Bank, 4.000%, due 06/13/08	7,909,610

		Total U.S. Government Agency Obligation
		(Cost $7,909,610)	7,909,610

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
REPURCHASE AGREEMENT: 3.0%
$28,152,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $28,164,434 to be received upon repurchase (Collateralized by $23,402,000 U.S. Treasury Bond, 7.250%, Market Value plus accrued interest $28,715,822, due 08/15/22)		$28,152,000
	Total Repurchase Agreement
	(Cost $28,152,000)		28,152,000
	Total Investments in Securities
	(Cost $961,316,968)*	101.2%	$961,316,968
	Other Assets and Liabilities — Net	(1.2)	(11,650,158)
	Net Assets	100.0%	$949,666,810

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2007 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 90.2%
	Federal Home Loan Mortgage Corporation: 0.1%
$91,823	7.000%, due 11/01/14	$94,716
353,358	7.500%, due 12/01/14	365,273
94,957	7.500%, due 01/01/30	99,320
53,612	8.000%, due 01/01/30	56,506
40,325	9.500%, due 07/01/20	43,906
		659,721
	Federal National Mortgage Corporation: 0.4%
71,809	6.500%, due 06/01/14	73,502
566,443	6.500%, due 02/01/29	578,853
394,813	6.600%, due 07/01/27	406,329
177,231	6.600%, due 09/01/27	182,423
59,375	6.600%, due 11/01/27	61,115
121,015	6.600%, due 03/01/28	124,561
148,500	6.600%, due 06/01/28	152,868
89,761	7.000%, due 03/01/15	92,553
115,562	7.500%, due 05/01/28	120,979
90,444	8.500%, due 08/01/11	93,934
51,305	8.500%, due 05/01/15	54,415
33,789	8.500%, due 08/01/15	35,837
112,811	8.500%, due 09/01/15	119,649
		2,097,018
	Government National Mortgage Association: 89.7%
770,882	4.000%, due 05/20/33	678,860
917,982	4.000%, due 01/15/34	811,610
890,451	4.000%, due 03/15/34	787,270
1,458,097	4.500%, due 01/20/34	1,329,905
1,233,268	4.500%, due 03/20/34	1,124,842
330,470	4.500%, due 05/20/34	301,416
394,256	4.500%, due 06/20/34	359,594
2,217,987	4.500%, due 10/20/34	2,028,474
4,220,350	4.500%, due 08/15/35	3,875,138
559,899	4.500%, due 09/15/35	514,101
1,488,258	4.500%, due 10/20/35	1,356,375
4,331,103	4.500%, due 11/15/35	3,976,832
5,958,835	4.750%, due 05/20/34	5,939,751
1,109,135	5.000%, due 04/15/29	1,053,995
1,256,202	5.000%, due 04/15/30	1,192,642
1,322,118	5.000%, due 10/15/30	1,255,223
919,068	5.000%, due 05/15/33	871,499
925,518	5.000%, due 06/15/33	877,615
2,150,013	5.000%, due 07/15/33	2,038,733
989,924	5.000%, due 10/15/33	938,687
1,563,594	5.000%, due 10/20/33	1,472,170
3,757,070	5.000%, due 12/20/33	3,537,392
1,052,158	5.000%, due 02/20/34	990,273
942,922	5.000%, due 03/15/34	893,794
2,909,367	5.000%, due 04/15/34	2,752,189
538,549	5.000%, due 04/20/34	506,873
1,301,454	5.000%, due 06/20/34	1,224,906
884,875	5.000%, due 07/20/34	832,829
401,930	5.000%, due 09/20/34	378,289
1,738,682	5.000%, due 12/20/34	1,636,417
1,579,931	5.000%, due 03/15/35	1,496,431
2,566,628	5.000%, due 04/15/35	2,430,980
3,638,368	5.000%, due 05/15/35	3,446,078
1,571,177	5.000%, due 05/20/35	1,481,519
1,753,993	5.000%, due 06/15/35	1,661,294
25,994,401	5.000%, due 11/20/35	24,511,043
4,696,598	5.000%, due 04/20/36	4,425,209
4,417,547	5.000%, due 05/20/36	4,162,283
325,938	5.450%, due 02/15/29	316,253
103,948	5.450%, due 10/15/29	100,860
946,055	5.500%, due 08/20/24	923,786
35,487	5.500%, due 04/20/29	34,472
505,154	5.500%, due 10/15/32	491,464
1,676,865	5.500%, due 12/15/32	1,631,421
2,531,773	5.500%, due 03/15/33	2,462,584
2,574,977	5.500%, due 04/15/33	2,504,606
6,180,939	5.500%, due 05/15/33	6,012,023
2,795,599	5.500%, due 06/15/33	2,719,199
7,672,765	5.500%, due 07/15/33	7,460,886
540,290	5.500%, due 09/15/33	525,525
705,121	5.500%, due 10/15/33	685,851
10,990,693	5.500%, due 11/15/33	10,684,492

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount		Value
	Government National Mortgage Association (continued)
$2,181,533	5.500%, due 12/15/33	$2,120,460
640,198	5.500%, due 12/20/33	620,601
3,238,789	5.500%, due 01/15/34	3,143,772
554,023	5.500%, due 01/20/34	536,890
3,442,794	5.500%, due 02/15/34	3,341,793
845,819	5.500%, due 03/15/34	822,440
1,168,894	5.500%, due 03/20/34	1,132,744
10,791,694	5.500%, due 04/15/34	10,485,479
993,976	5.500%, due 04/20/34	964,146
373,518	5.500%, due 05/15/34	363,194
1,709,242	5.500%, due 06/15/34	1,661,997
782,873	5.500%, due 06/20/34	758,662
1,626,478	5.500%, due 07/15/34	1,581,522
844,206	5.500%, due 07/20/34	819,687
8,791,566	5.500%, due 08/15/34	8,548,560
878,601	5.500%, due 08/20/34	851,430
8,419,943	5.500%, due 09/15/34	8,187,209
5,404,253	5.500%, due 10/15/34	5,254,876
189,106	5.500%, due 12/15/34	183,879
254,773	5.500%, due 12/20/34	246,894
5,270,718	5.500%, due 01/15/35	5,122,054
577,882	5.500%, due 01/20/35	559,684
3,235,757	5.500%, due 02/15/35	3,144,491
3,890,810	5.500%, due 03/15/35	3,781,066
2,755,833	5.500%, due 04/15/35	2,678,103
5,492,060	5.500%, due 05/15/35	5,337,153
1,022,821	5.500%, due 06/15/35	993,972
1,454,748	5.500%, due 07/15/35	1,413,716
841,128	5.500%, due 11/15/35	817,404
3,103,633	5.500%, due 03/15/36	3,013,216
15,050,061	5.500%, due 03/20/36	14,587,886
992,242	5.500%, due 04/15/36	963,335
19,612,515	5.500%, due 04/20/36	19,013,617
2,299,300	5.500%, due 05/15/36	2,232,315
722,961	5.500%, due 06/15/36	701,899
25,705,409	5.500%, due 06/20/36	24,920,455
2,959,890	5.500%, due 07/15/36	2,873,660
624,312	5.500%, due 08/15/36	606,124
14,391,178	5.500%, due 08/20/36	13,951,721
909,529	5.500%, due 09/15/36	883,032
3,685,250	5.500%, due 10/15/36	3,577,888
3,440,503	5.500%, due 11/15/36	3,340,272
2,234,832	5.500%, due 12/15/36	2,169,725
5,331,249	5.500%, due 01/15/37	5,174,846
222,975	5.750%, due 11/20/27	220,164
297,839	5.750%, due 12/20/27	294,084
107,183	5.750%, due 02/20/28	105,802
844,352	5.750%, due 03/20/28	833,472
325,695	5.750%, due 04/20/28	321,498
191,829	5.750%, due 07/20/28	189,357
205,935	5.750%, due 01/20/29	203,219
116,920	5.750%, due 04/20/29	115,378
774,153	5.750%, due 07/20/29	763,942
318,005	6.000%, due 10/15/15	319,967
784,551	6.000%, due 10/15/25	783,295
1,909,063	6.000%, due 04/15/26	1,906,964
730,669	6.000%, due 07/15/28	729,767
495,966	6.000%, due 08/15/28	495,353
1,010,781	6.000%, due 09/15/28	1,009,532
438,109	6.000%, due 02/15/29	437,563
321,467	6.000%, due 04/15/29	321,025
368,072	6.000%, due 02/15/32	367,330
1,834,349	6.000%, due 07/15/32	1,830,646
4,640,213	6.000%, due 08/15/32	4,631,484
9,315,493	6.000%, due 09/15/32	9,296,693
1,613,565	6.000%, due 11/15/32	1,610,309
1,242,902	6.000%, due 12/15/32	1,240,394
13,732,370	6.000%, due 01/15/33	13,696,788
1,412,601	6.000%, due 02/15/33	1,408,941
1,922,324	6.000%, due 03/15/33	1,917,343
506,528	6.000%, due 04/15/33	505,216
1,786,823	6.000%, due 05/15/33	1,782,194
3,739,577	6.000%, due 09/15/33	3,729,887
4,830,210	6.000%, due 10/15/33	4,817,694
1,281,601	6.000%, due 12/15/33	1,278,280
926,441	6.000%, due 01/15/34	921,844
896,986	6.000%, due 01/20/34	892,345
318,474	6.000%, due 02/15/34	316,894
1,677,168	6.000%, due 02/20/34	1,668,490
3,791,986	6.000%, due 03/20/34	3,772,366
528,854	6.000%, due 04/20/34	526,118
2,748,850	6.000%, due 05/20/34	2,734,628

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount		Value
	Government National Mortgage Association (continued)
$173,870	6.000%, due 06/20/34	$172,970
796,291	6.000%, due 07/20/34	792,171
2,804,842	6.000%, due 08/20/34	2,790,330
482,939	6.000%, due 09/15/34	481,317
967,753	6.000%, due 10/15/34	964,502
5,886,955	6.000%, due 10/20/34	5,856,497
9,782,181	6.000%, due 11/20/34	9,731,568
9,616,411	6.000%, due 12/20/34	9,566,656
2,705,701	6.000%, due 01/20/35	2,689,543
928,230	6.000%, due 02/20/35	922,687
1,604,219	6.000%, due 03/20/35	1,594,639
505,005	6.000%, due 04/20/35	501,989
253,520	6.000%, due 06/20/35	252,006
987,821	6.000%, due 05/15/36	983,228
1,981,150	6.000%, due 06/15/36	1,971,939
1,841,053	6.000%, due 07/15/36	1,832,493
1,294,714	6.000%, due 08/15/36	1,288,695
992,273	6.000%, due 09/15/36	987,660
1,745,537	6.000%, due 10/15/36	1,737,421
3,226,737	6.000%, due 01/20/37	3,204,871
5,000,000	6.000%, due 03/15/37	4,975,190
9,807,031	6.000%, due 04/20/37	9,755,386
5,000,000	6.000%, due 06/15/37	4,975,190
137,787	6.250%, due 03/15/28	139,316
174,107	6.250%, due 04/15/28	176,039
402,435	6.250%, due 09/15/29	406,888
208,222	6.280%, due 01/20/26	210,657
599,711	6.280%, due 05/20/26	606,723
306,877	6.500%, due 02/15/26	313,002
248,963	6.500%, due 03/15/28	254,380
187,888	6.500%, due 08/15/28	191,975
2,175,315	6.500%, due 11/15/28	2,222,636
344,718	6.500%, due 07/20/29	352,508
30,373	6.500%, due 05/15/31	31,014
1,318,478	6.500%, due 08/20/31	1,347,297
335,182	6.500%, due 09/15/31	342,248
1,955,130	6.500%, due 01/15/32	1,994,619
993,577	6.500%, due 02/15/32	1,013,645
103,459	6.500%, due 04/20/32	105,629
373,079	6.500%, due 07/20/32	380,903
772,393	6.500%, due 08/15/32	787,993
2,132,833	6.500%, due 11/15/33	2,172,376
969,540	6.500%, due 11/20/33	988,112
682,853	6.500%, due 01/20/34	695,376
652,213	6.500%, due 02/20/34	664,174
388,148	6.500%, due 03/20/34	395,266
454,931	6.500%, due 08/20/34	463,274
1,672,099	6.500%, due 09/20/34	1,702,762
1,669,655	6.500%, due 10/20/34	1,700,274
1,613,832	6.500%, due 11/20/34	1,643,427
1,358,447	6.500%, due 12/20/34	1,383,359
667,134	6.500%, due 03/20/35	678,197
1,458,644	6.500%, due 04/20/36	1,482,356
1,194,203	6.500%, due 05/15/36	1,213,891
6,611,659	6.500%, due 09/15/36	6,720,663
3,426,322	6.500%, due 11/15/36	3,482,810
1,932,674	6.500%, due 12/15/36	1,964,537
16,469,253	6.500%, due 01/15/37	16,735,552
7,720,974	6.500%, due 02/15/37	7,845,818
1,405,363	6.500%, due 02/20/37	1,427,762
9,617,577	6.500%, due 03/15/37	9,773,088
282,948	6.600%, due 10/20/26	290,325
430,259	6.600%, due 02/20/27	441,376
113,010	6.600%, due 05/20/27	115,929
464,899	6.600%, due 06/20/27	476,911
404,254	6.600%, due 07/20/27	414,698
251,102	6.600%, due 09/20/27	257,590
361,833	6.600%, due 10/20/27	371,181
128,628	6.600%, due 12/20/27	131,952
338,507	6.600%, due 02/20/28	347,079
957,205	6.600%, due 07/20/28	981,444
16,269	6.750%, due 08/15/28	16,812
330,087	6.750%, due 10/15/28	341,111
60,094	6.750%, due 11/15/28	62,101
85,786	7.000%, due 09/15/23	89,424
23,339	7.000%, due 12/15/23	24,329
36,219	7.000%, due 04/15/26	37,787
271,125	7.000%, due 01/15/27	282,850
193,249	7.000%, due 11/15/27	201,606
329,675	7.000%, due 07/15/28	343,778
23,046	7.000%, due 07/15/29	24,032
54,335	7.000%, due 10/15/30	56,653

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		Government National Mortgage Association (continued)
$68,402		7.000%, due 05/15/31		$71,291
668,275		7.000%, due 06/15/31		696,785
366,538		7.000%, due 09/15/31		382,021
254,411		7.000%, due 11/15/31		262,748
168,977		7.000%, due 12/15/31		176,115
2,165,909		7.000%, due 01/15/32		2,257,857
4,244,134		7.000%, due 02/15/32		4,424,308
2,958,114		7.000%, due 03/15/32		3,083,693
4,020,688		7.000%, due 04/15/32		4,191,376
3,582,784		7.000%, due 05/15/32		3,734,883
2,168,747		7.000%, due 07/15/32		2,260,816
1,015,107		7.000%, due 08/20/36		1,044,946
46,457		7.250%, due 01/15/29		48,291
91,977		7.500%, due 08/20/27		96,062
253,820		7.500%, due 12/15/28		266,110
401,315		7.500%, due 10/15/30		420,408
49,361		7.500%, due 12/15/30		51,709
92,854		7.500%, due 01/15/31		97,255
161,571		7.500%, due 10/15/31		169,228
135,011		7.500%, due 01/15/32		141,259
24,466		7.800%, due 05/15/19		25,677
35,148		7.800%, due 07/15/19		36,887
11,875		8.000%, due 03/20/24		12,537
39,590		8.000%, due 11/15/25		41,983
127,683		8.000%, due 07/15/26		135,473
145,349		8.000%, due 09/15/26		154,217
58,658		8.000%, due 09/20/26		62,003
40,384		8.000%, due 12/15/26		42,847
25,118		8.000%, due 04/15/27		26,648
64,637		8.000%, due 06/15/27		68,574
85,022		8.000%, due 07/15/27		90,201
27,104		8.000%, due 03/15/28		28,766
41,029		8.050%, due 07/15/19		43,483
43,556		9.000%, due 05/15/16		46,668
42,884		9.000%, due 07/15/16		45,949
11,348		9.500%, due 11/15/21		12,347
				539,285,971
		Total U.S. Government Agency Obligations (Cost $554,925,277)		542,042,710
U.S. TREASURY OBLIGATIONS: 7.8%
		U.S. Treasury Bonds: 7.8%
26,000,000		4.625%, due 02/15/17		25,187,526
21,000,000		5.375%, due 02/15/31		21,570,948
		Total U.S. Treasury Obligations
		(Cost $48,178,065 )		46,758,474
OTHER BONDS: 0.0%
		Foreign Government Bonds: 0.0%
31,315	C	Small Business Administration, 8.250%, due 11/01/11		31,995
		Total Other Bonds
		(Cost $32,253 )		31,995
		Total Long-Term Investments
		(Cost $603,135,595)		588,833,179
SHORT-TERM INVESTMENTS: 1.3%
		U.S. Treasury Bills: 1.3%
8,000,000	Z	4.760%, due 12/20/07		7,821,024
		Total Short-Term Investments
		(Cost $7,821,024)		7,821,024
		Total Investments in Securities
		(Cost $610,956,619)*	99.3%	$596,654,203
		Other Assets and Liabilities — Net	0.7	4,242,915
		Net Assets	100.0%	$600,897,118

C	Bond may be called prior to maturity date.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*	Cost for federal income tax purposes is $611,013,547.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$645,032
	Gross Unrealized Depreciation	(15,004,376)
	Net Unrealized Depreciation	$(14,359,344)

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2007 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 97.5%
		Advertising: 1.5%
$1,515,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	$1,443,038
855,000	C	Visant Corp., 7.625%, due 10/01/12	855,000
			2,298,038
		Airlines: 1.4%
800,000	C	AMR Corp., 8.608%, due 04/01/11	834,500
612,444	C	Continental Airlines, Inc., 7.461%, due 04/01/15	626,607
515,000		United Airlines, Inc., 6.932%, due 09/01/11	597,722
			2,058,829
		Auto Manufacturers: 2.7%
1,700,000		Ford Motor Co., 5.360%, due 11/29/13	1,708,935
800,000	C	General Motors Corp., 7.125%, due 07/15/13	753,000
1,775,000	C	General Motors Corp., 8.375%, due 07/15/33	1,628,563
			4,090,498
		Beverages: 0.5%
790,000	#, C	Constellation Brands, Inc., 7.250%, due 05/15/17	774,200
			774,200
		Building Materials: 1.1%
675,000	C	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	671,625
205,000	C	Goodman Global Holdings, Inc., 8.360%, due 06/15/12	207,050
825,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	835,313
			1,713,988
		Chemicals: 5.3%
123,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11	130,073
750,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	807,188
1,440,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	1,414,800
340,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	351,050
750,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	787,500
1,090,000	#, C	MacDermid, Inc., 9.500%, due 04/15/17	1,100,900
860,000	#, C	Momentive Performance Materials, Inc., 9.750%, due 12/01/14	872,900
1,000,000	#, C	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	1,015,000
800,000	@@, C	Nova Chemicals Corp., 8.484%, due 11/15/13	804,000
800,000	C	PolyOne Corp., 8.875%, due 05/01/12	798,000
			8,081,411
		Commercial Services: 4.8%
710,000	C	Alion Science and Technology Corp., 10.250%, due 02/01/15	736,625
660,000	#, C	Aramark Corp., 8.500%, due 02/01/15	674,850
440,000	#, C	Aramark Corp., 8.856%, due 02/01/15	448,800
1,390,000	#, C	Ashtead Capital, Inc., 9.000%, due 08/15/16	1,462,975
730,000	C	Avis Budget Car Rental, 7.625%, due 05/15/14	740,950
665,000	C	Avis Budget Car Rental, 7.750%, due 05/15/16	681,625
680,000	C	Hertz Corp., 8.875%, due 01/01/14	712,300
680,000	C	Hertz Corp., 10.500%, due 01/01/16	754,800
1,100,000	#, C	Neff Corp., 10.000%, due 06/01/15	1,102,750
			7,315,675
		Computers: 0.6%
845,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	869,294
			869,294
		Distribution/Wholesale: 0.5%
765,000	C	VWR International, Inc., 8.000%, due 04/15/14	819,020
			819,020
		Diversified Financial Services: 11.1%
705,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	761,841
380,000	#, C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	381,900
265,000		Ford Motor Credit Co., 7.800%, due 06/01/12	258,773
455,000		Ford Motor Credit Co., 8.110%, due 01/13/12	454,272
1,030,000		Ford Motor Credit Co., 9.810%, due 04/15/12	1,104,920
2,295,000	S	Ford Motor Credit Co., 9.875%, due 08/10/11	2,410,925
950,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	911,070
1,480,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,457,113
460,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 8.500%, due 04/01/15	476,100
740,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 9.750%, due 04/01/17	775,150
670,000	C	Hexion U.S. Finance Corp., 9.750%, due 11/15/14	696,800
535,000	#, C	KAR Holdings, Inc., 8.750%, due 05/01/14	526,975
1,180,000	&, #, C	Local TV Finance, LLC, 9.250%, due 06/15/15	1,174,100
470,000	#, C	Pinnacle Foods Finance, LLC, 9.250%, due 04/01/15	455,900
1,075,369	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	1,067,303
670,000	#, C	PNA Intermediate Holding Corp., 12.530%, due 02/15/13	680,050
755,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	788,975
755,000	#, C	Sally Holdings, LLC, 9.250%, due 11/15/14	760,663
440,000	#, C	Sally Holdings, LLC, 10.500%, due 11/15/16	444,400
360,000	#, C	Snoqualmie Ent Authority, 9.125%, due 02/01/15	370,800
950,000	C	Universal City Florida Holding Co. I/II, 10.106%, due 05/01/10	973,750
			16,931,780

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Electric: 3.1%
$495,000	#, C	AES Corp., 8.750%, due 05/15/13	$524,700
715,000	#	Edison Mission Energy, 7.000%, due 05/15/17	677,463
710,838	C	Homer City Funding, LLC, 8.734%, due 10/01/26	785,475
202,269	C	Midwest Generation, LLC, 8.300%, due 07/02/09	206,441
788,886	C	Midwest Generation, LLC, 8.560%, due 01/02/16	841,643
860,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	883,650
350,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	343,000
395,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	386,113
			4,648,485
		Entertainment: 3.6%
570,000	C	AMC Entertainment, Inc., 8.625%, due 08/15/12	597,075
1,125,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	1,248,750
745,000	#, C	Fontainebleau Las Vegas, 10.250%, due 06/15/15	737,550
640,000	#, C	Pinnacle Entertainment, Inc., 7.500%, due 06/15/15	620,800
885,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	915,975
350,000	#, C	Shingle Springs Tribal Group, 9.375%, due 06/15/15	354,813
195,000	C	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	193,538
790,000	C	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	736,675
			5,405,176
		Environmental Control: 1.5%
1,280,000	C	Waste Services, Inc., 9.500%, due 04/15/14	1,352,000
865,000	C	WCA Waste Corp., 9.250%, due 06/15/14	903,925
			2,255,925
		Food: 0.8%
770,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	754,853
425,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	430,313
			1,185,166
		Forest Products & Paper: 3.9%
798,000	C	Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	774,060
1,135,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	1,174,725
760,000	C	Exopack Holding Corp., 11.250%, due 02/01/14	805,600
440,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	425,700
740,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	699,300
1,015,000	C	NewPage Corp., 12.000%, due 05/01/13	1,113,963
270,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.106%, due 08/01/14	276,750
685,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	710,688
			5,980,786
		Healthcare — Products: 2.0%
1,190,000	C	Accellent, Inc., 10.500%, due 12/01/13	1,187,025
795,000	#, C	Advanced Medical Optics, Inc., 7.500%, due 05/01/17	755,250
1,130,000	&, #, C	CDRV Investors, Inc., 9.860%, due 12/01/11	1,130,000
			3,072,275
		Healthcare — Services: 6.2%
635,000	#, C	Centene Corp., 7.250%, due 04/01/14	628,650
695,000	#, C	Community Health Systems, 8.875%, due 07/15/15	708,031
665,000	C	DaVita, Inc., 7.250%, due 03/15/15	660,013
1,915,000	#, C	HCA, Inc., 9.250%, due 11/15/16	2,044,263
805,000	&, #, C	HCA, Inc., 9.625%, due 11/15/16	867,388
830,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	824,813
795,000	#, C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	830,775
530,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	486,938
845,000	C	Triad Hospitals, Inc., 7.000%, due 11/15/13	890,376
725,000	#, C	United Surgical Partners, 8.875%, due 05/01/17	730,438
785,000	&, #, C	United Surgical Partners, 9.250%, due 05/01/17	790,888
			9,462,573
		Holding Companies — Diversified: 0.5%
750,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	761,250
			761,250
		Home Builders: 0.5%
892,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15	789,420
			789,420
		Home Furnishings: 0.5%
795,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	824,813
			824,813
		Household Products/Wares: 1.2%
925,000	C	American Achievement Corp., 8.250%, due 04/01/12	936,563
905,000	+, C, Z	Visant Holding Corp., 9.080%, due 12/01/13	834,863
			1,771,426
		Leisure Time: 2.4%
1,005,000	@@, C	NCL Corp., 10.625%, due 07/15/14	974,850
1,500,000		Travelport Holdings Ltd., 2.350%, due 12/01/12	1,498,125
1,000,000	C	Travelport, LLC, 11.875%, due 09/01/16	1,121,250
			3,594,225
		Lodging: 2.1%
1,000,000		Green Valley Ranch Gaming, 8.610%, due 09/06/14	1,005,268
700,000	#, C	Seminole Hard Rock Entertainment, Inc., 7.860%, due 03/15/14	708,750
1,690,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	1,504,100
			3,218,118
		Media: 13.5%
1,000,000	C	CBD Media, Inc., 8.625%, due 06/01/11	1,015,000
528,000	C	CCH I Holdings, LLC, 11.000%, due 10/01/15	552,420
785,000	C	CCH I, LLC, 11.000%, due 10/01/15	823,269

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Media (continued)
$1,084,000	C	CCH II, LLC, 10.250%, due 10/01/13	$1,165,300
1,375,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,405,938
825,000	#, C	CMP Susquehanna Corp., 10.125%, due 05/15/14	829,125
445,000		CSC Holdings, Inc., 7.625%, due 04/01/11	443,888
765,000		CSC Holdings, Inc., 7.625%, due 07/15/18	730,575
10,000		CSC Holdings, Inc., 8.125%, due 07/15/09	10,225
495,000	C	Dex Media, Inc., 8.000%, due 11/15/13	504,900
1,074,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	1,154,550
1,580,000	C	Idearc, Inc., 8.000%, due 11/15/16	1,603,683
995,000	+, C	Insight Communications Co., Inc., 12.250%, due 02/15/11	1,042,263
1,105,000	#, C	ION Media Networks, Inc., 11.610%, due 01/15/13	1,146,438
940,000		Liberty Media, LLC, 8.250%, due 02/01/30	916,327
695,000	#, C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	701,950
1,530,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	1,522,350
750,000	+, C, Z	Nexstar Financial Holding, LLC, 9.800%, due 04/01/13	740,625
750,000	#, C	Nielsen Finance, LLC, 10.000%, due 08/01/14	796,875
1,540,000	C	Primedia, Inc., 10.933%, due 05/15/10	1,591,975
1,320,000	C	Radio One, Inc., 6.375%, due 02/15/13	1,247,400
525,000	#, C	TL Acquisitions, Inc., 10.500%, due 01/15/15	504,000
			20,449,076
		Mining: 1.0%
704,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	753,280
805,000	&, #, C	Noranda Aluminium Acquisitions, 9.360%, due 05/15/15	780,850
			1,534,130
		Miscellaneous Manufacturing: 1.6%
540,000	#, C	Harland Clarke Holdings, 9.500%, due 05/15/15	519,750
246,000	C	Indalex Holding Corp., 11.500%, due 02/01/14	257,070
760,000	C	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	782,800
835,000		Rexnord Corp., 1.598%, due 03/02/13	835,000
			2,394,620
		Oil & Gas: 5.4%
440,000	#, C	Chaparral Energy, Inc., 8.875%, due 02/01/17	436,700
900,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	870,750
405,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	406,013
1,155,000	#, C	Energy Partners Ltd., 9.750%, due 04/15/14	1,152,113
705,000	#, C	Forest Oil Corp., 7.250%, due 06/15/19	687,375
815,000	@@, #, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	842,506
870,000	@@, #, C	OPTI Canada, Inc., 8.250%, due 12/15/14	887,400
708,000	C	Parker Drilling Co., 10.110%, due 09/01/10	719,505
850,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	903,125
600,000	@@, C, S	Petroleos de Venezuela SA, 5.375%, due 04/12/27	396,000
150,000	#	Sabine Pass LNG LP, 7.500%, due 11/30/16	149,625
800,000	C	Venoco, Inc., 8.750%, due 12/15/11	830,000
			8,281,112
		Oil & Gas Services: 1.1%
840,000	#, C	Complete Production Services, Inc., 8.000%, due 12/15/16	852,600
750,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	774,375
			1,626,975
		Packaging & Containers: 0.9%
610,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	616,863
775,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	773,063
			1,389,926
		Real Estate: 0.3%
455,000	#, C	Realogy Corp., 10.500%, due 04/15/14	434,525
			434,525
		Retail: 5.2%
445,000	&, #, C	Claire’s Stores, Inc., 9.625%, due 06/01/15	413,850
795,000	#, C	Claire’s Stores, Inc., 10.500%, due 06/01/17	729,413
1,065,000	&, #, C	General Nutrition Centers, Inc., 9.796%, due 03/15/14	1,033,050
815,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	855,750
850,000	#, C	Michaels Stores, Inc., 10.000%, due 11/01/14	875,500
820,000	#, C	Michaels Stores, Inc., 11.375%, due 11/01/16	861,000
815,000	&, C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	876,125
730,000	C	NPC International, Inc., 9.500%, due 05/01/14	711,750
775,000	C	Rite Aid Corp., 7.500%, due 03/01/17	751,750
168,000	#, C	Rite Aid Corp., 9.375%, due 12/15/15	162,120
717,000	#, C	Rite Aid Corp., 9.500%, due 06/15/17	691,905
			7,962,213
		Semiconductors: 0.5%
730,000	C	Amkor Technologies, Inc., 9.250%, due 06/01/16	755,550
			755,550
		Software: 1.2%
810,000	#, C	Open Solutions, Inc., 9.750%, due 02/01/15	822,150
945,000	#, C	PGS Solutions, Inc., 9.625%, due 02/15/15	960,259
			1,782,409
		Telecommunications: 8.5%
717,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	772,568
390,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	420,225
840,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	852,600
830,000	C	Citizens Communications Co., 9.000%, due 08/15/31	859,050
885,000	#, C	Cricket Communications I, 9.375%, due 11/01/14	918,188
250,000	C	Dobson Communications Corp., 8.875%, due 10/01/13	262,500
255,000	C	Dobson Communications Corp., 9.610%, due 10/15/12	261,375

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$800,000	C	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	$842,000
500,000	@@, C	Intelsat Bermuda Ltd., 8.886%, due 01/15/15	513,125
1,185,000	@@, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	1,333,125
610,000	C	Intelsat Corp., 9.000%, due 06/15/16	642,025
970,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	999,100
810,000	&, #, C	iPCS, Inc., 8.606%, due 05/01/14	816,075
790,000	#, C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	819,625
1,095,000	#, C	Rural Cellular Corp., 8.360%, due 06/01/13	1,095,000
950,000	C	SunCom Wireless Holdings, Inc., 8.500%, due 06/01/13	976,125
570,000	C	Windstream Corp., 7.000%, due 03/15/19	547,200
			12,929,906
		Transportation: 0.5%
690,000	#, C	Bristow Group, Inc., 7.500%, due 09/15/17	695,175
			695,175
		Total Corporate Bonds/Notes
		(Cost $146,917,014)	148,157,988

Shares			Value
COMMON STOCK: 0.0%
		Agriculture: 0.0%
17,906	I, X	North Atlantic Trading Co.	$18
			18
		Telecommunications: 0.0%
264	@@	Completel Europe NV	10,265
2,350	I, X	Jordan Tellecommunications	37,741
			48,006
		Total Common Stock
		(Cost $210,181)	48,024
MUTUAL FUNDS: 1.0%
		Closed-End Funds: 1.0%
191,500	**	ING Prime Rate Trust	1,436,250

		Total Mutual Funds
		(Cost $1,340,220)	1,436,250
PREFERRED STOCK: 0.0%
		Media: 0.0%
1	&, P	ION Media Networks, Inc.	9,630

		Total Preferred Stock
		(Cost $8,676)	9,630
WARRANTS: 0.0%
		Building Materials: 0.0%
3,100	#, I, X	Dayton Superior Corp.	31
			31
		Commercial Services: 0.0%
92,950	I, X	Comforce Corp.	930
			930
		Telecommunications: 0.0%
500	@@, #, I, X	GT Group Telecom, Inc.	—
			—
		Total Warrants
		(Cost $-)	961
		Total Long-Term Investments
		(Cost $148,476,091)	149,652,853

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Fund: 0.0%
$5,000	**	ING Institutional Prime Money Market Fund	$5,000

		Total Mutual Fund
		(Cost $5,000)	5,000
		Repurchase Agreement: 1.1%
1,700,000	S	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $1,700,751 to be received upon repurchase (Collateralized by $1,725,000 Federal Home Loan Mortgage Corporation, 4.875%-5.000%, Market Value plus accrued interest $1,737,762, due 02/17/09-02/16/17)	1,700,000
		Total Repurchase Agreement
		(Cost $1,700,000)	1,700,000
		Total Short-Term Investments
		(Cost $1,705,000)	1,705,000

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2007 (Unaudited) (continued)

			Value
	Total Investments in Securities
	(Cost $150,181,091)*	99.6%	$151,357,853
	Other Assets and Liabilities — Net	0.4	569,669
	Net Assets	100.0%	$151,927,522

@@	Foreign Issuer
&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $150,231,287.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$2,944,112
	Gross Unrealized Depreciation		(1,817,546)
	Net Unrealized Appreciation		$1,126,566

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2007 (Unaudited) (continued)

ING High Yield Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2007:

		BUY/SELL	(PAY)/RECEIVE	TERMINATION	NOTIONAL		UNREALIZED APPRECIATION/
COUNTERPARTY	REFERECE ENTITNY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE	AMOUNT		(DEPRECIATION)
Goldman Sachs International	Dow Jones CDX.NA.HY.8 Index	Buy	(2.75)	6/20/12	USD	3,000,000	(43,367)
JPMorgan Chase Bank, N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.38)	6/20/14	USD	2,000,000	55,141
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.04)	3/20/14	USD	900,000	4,877
							$16,651

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 2.1%
$1,000,000		Canadian Import Bank Co., 5.350%, due 10/26/07	$999,884
15,000,000		Mizuho Corporate Bank, 5.310%, due 07/17/07	15,000,000
1,000,000		Rabobank Nederland NV, 5.400%, due 01/16/08	999,333
1,000,000		Royal Bank of Scotland, 5.400%, due 01/11/08	999,176
1,000,000		Societe Generale, 5.400%, due 01/09/08	998,771
1,000,000		Toronto Dominion Bank, 5.350%, due 10/26/07	999,853
1,000,000		UBS AG, 5.400%, due 01/04/08	998,910
		Total Certificates of Deposit (Cost $20,995,927)	20,995,927
COLLATERALIZED MORTGAGE OBLIGATION: 0.2%
2,000,000	@@, #, C	Cheyne High Grade CDO Ltd., 5.367%, due 11/13/07	2,000,000
		Total Collateralized Mortgage Obligation (Cost $2,000,000)	2,000,000
COMMERCIAL PAPER: 45.0%
550,000	@@	Abbey National North America, LLC, 5.280%, due 07/16/07	548,790
400,000	@@, #	ANZ National Bank, 5.300%, due 08/20/07	397,056
27,950,000	@@, #	ASB Finance Ltd., 5.240%, due 08/02/07	27,524,928
9,027,000		Bank of America Corp., 5.240%, due 09/25/07	8,958,743
900,000		Barclays U.S. Funding Corp., 5.300%, due 09/04/07	891,387
15,400,000		Barton Capital Corp., 5.350%, due 07/09/07	15,375,671
36,200,000		Cafco, LLC, 5.280%, due 07/17/07	36,051,932
20,000,000		Cargill Global Funding PLC, 5.295%, due 08/30/07	19,823,500
19,520,000		Concord Minutemen Capital Co., LLC - Series A, 5.330%, due 07/12/07	19,462,761
5,000,000	#	Concord Minutemen Capital Co., LLC - Series C, 5.260%, due 07/27/07	4,981,006
37,000,000	#	Crown Point Capital Corp., 5.210%, due 11/08/07	36,874,114
1,500,000	#	Danske Corp., 5.300%, due 08/20/07	1,493,176
1,400,000		Dexia Delaware, LLC, 5.310%, due 08/08/07	1,392,153
20,000,000		Duke Funding High Grade I Ltd., 5.290%, due 07/06/07	19,967,460
730,000		Edison Asset Securitization Corp., 5.210%, due 09/10/07	722,499
500,000		General Electric Capital Corp., 5.300%, due 01/29/08	484,689
21,300,000		HBOS Treasury Services PLC, 5.280%, due 08/23/07	21,225,348
500,000		Jupiter Securitization Corp., 5.240%, due 09/17/07	494,323
10,000,000		Monument Gardens Funding, LLC, 5.320%, due 07/25/07	9,958,556
1,659,000		Natexis Banque U.S. Finance Co., 5.500%, due 07/02/07	1,658,746
35,482,000		Old Line Funding, LLC, 5.300%, due 07/25/07	35,381,348
3,000,000		Park Avenue Receivables Corp., 5.300%, due 07/16/07	2,993,375
4,750,000		Societe Generale, 5.210%, due 11/26/07	4,668,877
40,000,000	#	St. Germain Holdings Ltd., 5.290%, due 07/11/07	39,929,064
1,000,000		Svenska Handelsbank, 5.270%, due 08/01/07	995,462
4,162,000		Thunder Bay Funding, LLC, 5.320%, due 07/05/07	4,144,200
20,700,000		Tulip Funding Corp., 5.280%, due 07/16/07	20,614,164
10,000,000		Tulip Funding Corp., 5.335%, due 07/31/07	9,955,542
18,222,000		UBS Finance, 5.300%, due 07/12/07	18,165,140
19,552,000	#	Variable Funding Capital Corp., 5.330%, due 07/30/07	19,468,051
39,060,000		Westpac Securities New Zealand, 5.255%, due 07/27/07	38,949,371
26,300,000	#	Windmill Funding, 5.350%, due 07/13/07	26,172,941
5,136,000		Yorktown Capital, LLC, 5.300%, due 08/22/07	5,113,987
		Total Commercial Paper (Cost $454,838,360)	454,838,360

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
CORPORATE NOTES: 43.3%
$4,500,000		Allstate Life Global Funding II, 5.320%, due 08/27/08	$4,500,684
5,000,000		American Express Centurion, 5.320%, due 08/20/08	5,000,096
1,350,000		American Express Centurion, 5.330%, due 01/15/08	1,350,068
1,300,000		American Express Credit Corp., 5.340%, due 12/12/07	1,300,117
2,000,000		American Express Credit Corp., 5.394%, due 05/16/08	1,959,606
4,350,000		American General Finance Corp., 5.292%, due 11/15/07	4,337,440
21,000,000	#, C	American General Finance Corp., 5.370%, due 08/15/08	21,006,776
12,000,000		American General Finance Corp., 5.470%, due 08/16/07	12,002,176
5,000,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	4,960,362
1,000,000	#	American Honda Finance Corp., 5.470%, due 10/22/07	1,000,389
3,025,000	C	American International Group, 5.390%, due 05/15/08	2,961,269
2,000,000	@@, #	ANZ National Bank, 5.302%, due 05/16/08	1,982,555
3,500,000	@@, #	Banco Santander Totta, 5.330%, due 08/15/08	3,500,165
2,020,000		Bank of New York Co., Inc., 5.411%, due 02/15/08	1,999,683
1,763,000		Bear Stearns Cos., Inc., 4.554%, due 07/02/08	1,719,202
16,095,000		Bear Stearns Cos., Inc., 5.254%, due 01/31/08	15,967,723
500,000		Bear Stearns Cos., Inc., 5.380%, due 08/28/08	500,000
2,400,000		Bear Stearns Cos., Inc., 5.420%, due 01/15/08	2,401,536
2,515,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	2,517,956
10,000,000		Bear Stearns Cos., Inc., 5.618%, due 12/15/07	10,049,200
2,460,000		BNP Paribas, 5.260%, due 10/03/07	2,459,675
10,000,000		Canadian Imperial Bank of Commerce, 5.320%, due 08/22/08	10,002,176
10,000,000		Canadian Imperial Bank of Commerce, 5.360%, due 02/14/08	10,002,203
1,000,000		Caterpillar Financial Services, 5.418%, due 02/11/08	1,000,485
5,000,000		Citigroup Funding, Inc., 5.360%, due 03/14/08	5,001,454
5,000,000		Credit Suisse, 5.320%, due 03/14/08	5,000,000
10,000,000	@@, #	Danske Bank A/S, 5.290%, due 08/20/08	9,999,148
22,000,000	@@	Deutsche Bank, 5.360%, due 06/19/08	22,005,418
1,547,000		General Electric Capital Corp., 5.420%, due 01/03/08	1,547,698
519,000		General Electric Capital Corp., 5.445%, due 07/09/07	519,014
10,000,000	I	Goldman Sachs Group Inc., 5.350%, due 04/11/08	10,000,000
6,000,000	#	Goldman Sachs Group Inc., 5.370%, due 08/15/08	6,003,067
1,500,000		Goldman Sachs Group, Inc., 5.790%, due 02/26/08	1,504,344
1,000,000	@@, #	HBOS Treasury Services PLC, 5.402%, due 08/15/07	997,795
1,500,000	@@, #	HBOS Treasury Services PLC, 5.430%, due 06/24/08	1,500,098
1,000,000	@@, #	HBOS Treasury Services PLC, 7.093%, due 07/23/07	998,945
9,500,000		HSBC Finance Corp., 5.312%, due 06/17/08	9,590,226
1,000,000		HSBC Finance Corp., 5.316%, due 01/15/08	996,376
4,300,000		HSBC Finance Corp., 5.368%, due 03/11/08	4,263,797
1,030,000		HSBC Finance Corp., 5.480%, due 12/03/07	1,030,608
5,000,000		HSBC Finance Corp., 5.505%, due 07/27/07	5,000,605
2,000,000		JP Morgan Chase & Co., 5.309%, due 05/01/08	1,972,828
4,491,000		Lehman Brothers Holdings, Inc., 5.248%, due 01/22/08	4,460,075
2,000,000		Lehman Brothers Holdings, Inc., 5.350%, due 05/29/08	2,000,800
5,000,000		Lehman Brothers Holdings, Inc., 5.390%, due 05/29/08	5,001,753
3,600,000		Marshall & Ilsley Bank, 5.528%, due 12/17/07	3,595,184
2,000,000	#	MBIA Global Funding LLC, 5.315%, due 03/14/08	2,000,000
13,500,000	#	MBIA Global Funding LLC, 5.350%, due 11/28/07	13,501,345
5,000,000	#	MBIA Global Funding LLC, 5.370%, due 02/15/08	5,001,273
2,000,000	#	MBIA Global Funding LLC, 5.390%, due 01/11/08	2,000,946
4,066,000		MBNA Corp., 5.786%, due 05/05/08	4,080,494
4,500,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08	4,442,046
1,400,000		Merrill Lynch & Co., Inc., 5.360%, due 08/22/07	1,400,128
5,800,000		Merrill Lynch & Co., Inc., 5.475%, due 07/09/07	5,800,161
5,000,000		Merrill Lynch & Co., Inc., 5.485%, due 10/19/07	5,002,301
6,200,000		Morgan Stanley, 5.360%, due 08/01/08	6,203,326
5,000,000		Morgan Stanley, 5.390%, due 04/25/08	5,002,006
13,000,000		Morgan Stanley, 5.400%, due 08/04/08	13,008,851
4,870,000		Morgan Stanley, 5.485%, due 01/18/08	4,873,797
4,500,000		Morgan Stanley, 5.760%, due 05/14/08	4,515,908
10,000,000		Natixis SA, 5.310%, due 12/05/07	9,999,159

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2007 (Unaudited) (continued)

Principal Amount				Value
CORPORATE NOTES (continued)
$4,500,000		Royal Bank of Canada, 5.305%, due 04/02/08		$4,499,558
15,250,000		Royal Bank of Canada, 5.316%, due 01/22/08		15,242,080
2,600,000	@@, #	Royal Bank of Scotland, 5.360%, due 12/21/07		2,600,239
1,000,000	@@, #	Royal Bank of Scotland, 5.370%, due 04/11/08		1,000,223
22,000,000	@@, #	Santander US Debt SA, 5.366%, due 02/06/08		22,003,593
5,400,000		Societe Generale, 5.270%, due 03/26/08		5,398,622
1,000,000		Suntrust Bank, 5.310%, due 01/28/08		1,000,009
2,700,000		Suntrust Bank, 5.357%, due 06/01/08		2,720,112
1,000,000		Suntrust Bank, 5.408%, due 07/01/07		1,000,000
2,000,000		Suntrust Bank, 5.440%, due 04/02/08		2,001,590
1,900,000		Toyota Motor Credit Corp., 5.286%, due 03/17/08		1,898,915
2,700,000		Toyota Motor Credit Corp., 5.286%, due 03/24/08		2,698,392
10,000,000		Toyota Motor Credit Corp., 5.340%, due 06/16/08		10,002,256
16,300,000	@@, C	UBS AG, 5.411%, due 11/28/07		16,297,706
2,655,000		US Bank, 5.358%, due 03/17/08		2,632,161
10,000,000		US Bank, 5.390%, due 10/01/07		10,001,479
3,000,000		Washington Mutual Bank, 5.340%, due 09/17/07		2,999,953
10,000,000		Washington Mutual Bank, 5.390%, due 04/18/08		10,001,876
7,000,000		Washington Mutual Bank, 5.400%, due 11/16/07		7,001,016
1,100,000	C	Wells Fargo & Co., 5.301%, due 10/15/07		1,095,189
2,000,000		Westpac Banking Corp., 5.320%, due 01/15/08		1,999,666
		Total Corporate Notes
		(Cost $438,397,151)		438,397,151
U.S. GOVERNMENT AGENCY OBLIGATION: 0.8%
8,000,000		Federal Home Loan Bank, 4.000%, due 06/13/08		7,909,609
		Total U.S. Government Agency Obligation
		(Cost $7,909,609)		7,909,609
REPURCHASE AGREEMENT: 10.7%
108,317,000		Deutsche Bank Repurchase Agreement date 06/29/07, 5.300%, due 07/02/07, $108,364,840 to be received upon repurchase (Collateralized by $112,095,000 various U.S. Government Agency obligations, 4.250% - 6.050%, Market value plus accrued interest $110,483,919, due 02/08/08-03/02/22).		108,317,000
		Total Repurchase Agreement
		(Cost $108,317,000)		108,317,000

		Total Investments in Securities
		(Cost $1,032,458,047)*	102.1%	$ 1,032,458,047
		Other Assets and Liabilities — Net	(2.1)	(21,081,903)
		Net Assets	100.0%	$ 1,011,376,144

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

current rate.
CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security

*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 23.5%
			Airlines: 0.7%
$5,679,000		C	Delta Airlines, Inc., 7.570%, due 11/18/10	$5,896,704
	1,742,000		United Airlines, Inc., 6.932%, due 09/01/11	2,021,809
				7,918,513
			Auto Manufacturers: 0.2%
	2,770,000		Ford Motor Co., 5.360%, due 11/29/13	2,784,560
				2,784,560
			Banks: 6.1%
	3,050,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	2,655,821
	669,062	@@, #	Banco Itau SA, 5.621%, due 09/20/08	669,062
	3,476,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	3,488,468
	1,190,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	1,036,394
	1,280,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	1,059,516
	540,000	@@, L	Bank of Scotland, 5.563%, due 11/30/49	466,375
	177,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	184,025
	750,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	656,242
	2,170,000	@@, C, L	BNP Paribas, 5.402%, due 12/31/49	1,861,571
	4,070,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	3,847,599
	1,100,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	1,090,805
	1,490,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	1,273,950
	230,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	199,123
	2,584,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,984,595
	3,994,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	3,872,594
	1,800,000	@@, C, L	Hongkong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	1,531,670
	3,010,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	2,581,075
	2,390,000	@@, C, L	HSBC Bank PLC, 5.625%, due 06/29/49	2,069,740
	2,370,000	@@, C, L	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	2,046,538
	230,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	200,175
	1,450,000	@@, C	Lloyds TSB Bank PLC, 5.688%, due 11/29/49	1,276,122
	2,575,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	2,689,667
	1,110,000	@@, C	National Australia Bank Ltd., 5.525%, due 12/31/49	963,765
	320,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	275,800
	590,000	@@, C	National Westminster Bank PLC, 5.625%, due 08/29/49	510,067
	1,975,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	1,896,573
	1,926,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	1,806,576
	1,767,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	1,700,769
	3,156,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	3,022,596
	4,330,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	3,716,595
	1,090,000	@@, C	Societe Generale, 5.469%, due 11/29/49	942,370
	3,220,000	@@, C	Standard Chartered PLC, 5.563%, due 07/29/49	2,681,455
	520,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	432,575
	1,060,000	@@, C, L	Standard Chartered PLC, 5.588%, due 12/29/49	882,980
	5,150,000	@@, C, L	Standard Chartered PLC, 5.625%, due 11/29/49	4,338,875
	2,777,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	2,851,529
	2,251,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,243,031
	1,340,000	@@, C	Westpac Banking Corp., 5.494%, due 09/30/49	1,147,183
	1,108,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	1,030,002
	3,930,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	3,952,173
				72,136,041
			Chemicals: 0.4%
	720,000	Z	Stauffer Chemical, 5.830%, due 04/15/10	614,714
	1,230,000	Z	Stauffer Chemical, 6.220%, due 04/15/18	641,027
	1,510,000	Z	Stauffer Chemical, 8.100%, due 04/15/17	836,797
	3,081,000		Union Carbide Corp., 7.750%, due 10/01/96	3,143,014
				5,235,552
			Diversified Financial Services: 7.3%
	6,842,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	6,611,240
	527,000	@@, #, I	Alpine III, 6.080%, due 08/16/14	528,539
	527,000	@@, #, I	Alpine III, 6.480%, due 08/16/14	528,740
	789,000	@@, #, I	Alpine III, 8.280%, due 08/16/14	794,140
	1,348,000	@@, #, I	Alpine III, 11.530%, due 08/16/14	1,381,174
	7,897,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	8,533,696
	2,340,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	2,423,662
	2,130,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	2,116,044
	1,245,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	1,070,700
	3,513,000		Ford Motor Credit Co., 8.000%, due 12/15/16	3,370,362
	1,512,000		Ford Motor Credit Co., 8.110%, due 01/13/12	1,509,581
	3,019,000		Ford Motor Credit Co., 9.810%, due 04/15/12	3,238,596
	2,538,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	2,498,806
	3,820,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	3,810,488
	4,421,000	C	Goldman Sachs Capital II, 5.793%, due 12/31/49	4,319,184
	1,818,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	2,266,559
	1,240,000	C, L	Lehman Brothers Capital Trust VII, 5.857%, due 11/29/49	1,215,925
	2,661,000	C	Lehman Brothers Holdings Capital Trust VIII, 6.190%, due 05/29/49	2,663,427
	3,618,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	3,511,088
	3,178,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	3,118,317
	3,039,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	2,991,114
DKK	35	@@, I	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	7

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$1,296,000	@@, C	Paribas, 5.500%, due 12/31/49	$1,131,702
622,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	614,412
1,181,840	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	1,148,595
2,579,600	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	2,668,273
4,117,588	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	4,014,648
3,145,238	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	3,121,649
384,872	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	389,276
3,821,000	C	Southern Star Central Corp., 6.750%, due 03/01/16	3,782,790
3,792,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	3,919,032
13,940,228	#, Z	Toll Road Investors Partnership II LP, 17.680%, due 02/15/45	1,799,056
1,200,000	#, C	Twin Reefs Pass-Through Trust, 6.350%, due 12/10/49	1,203,858
2,695,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	2,803,323
1,085,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	1,129,679
			86,227,682
		Electric: 1.5%
5,316,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	5,271,542
657,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	756,492
717,035	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	707,609
2,475,000	C	Nevada Power Co., 5.950%, due 03/15/16	2,432,210
1,375,000	C	Nevada Power Co., 6.750%, due 07/01/37	1,376,814
3,845,000	C	NorthWestern Corp., 5.875%, due 11/01/14	3,736,771
537,000	C, L	Reliant Energy, Inc., 7.625%, due 06/15/14	526,260
269,000	C, L	Reliant Energy, Inc., 7.875%, due 06/15/17	262,948
3,224,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	3,266,160
			18,336,806
		Energy - Alternate Sources: 0.7%
1,800,000		Greater Ohio Ethanol, LLC, 8.864%, due 12/31/13	1,784,250
2,200,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	2,134,000
1,653,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	1,622,082
1,195,000	#	White Pine Hydro, LLC, 6.960%, due 07/10/37	1,164,317
1,764,000	#	White Pine Hydro Portfolio, 7.260%, due 07/20/15	1,736,979
			8,441,628
		Food: 0.9%
10,003,000	C	HJ Heinz Finance Co., 6.625%, due 07/15/11	10,300,839
			10,300,839
		Gas: 0.9%
2,984,000	@@, #, C	Nakilat, Inc., 6.067%, due 12/31/33	2,805,064
1,679,000	@@, #, C	Nakilat, Inc., 6.267%, due 12/31/33	1,599,608
6,691,000	C, L	Southern Union Co., 7.200%, due 11/01/66	6,733,287
			11,137,959
		Insurance: 0.6%
4,124,000	@@, C	Aegon NV, 5.862%, due 12/31/49	3,620,357
817,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	790,642
2,720,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	2,559,085
			6,970,084
		Media: 0.5%
4,419,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	4,518,428
770,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	827,750
			5,346,178
		Multi-National: 0.2%
1,929,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	1,834,977
			1,834,977
		Oil & Gas: 0.8%
1,193,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	1,119,164
796,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	830,157
2,087,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	2,120,914
2,402,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	2,470,457
866,000	@@, C	Petroleos de Venezuela SA, 5.375%, due 04/12/27	571,560
2,147,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	2,010,833
			9,123,085
		Pipelines: 0.2%
906,000	C, L	Northwest Pipeline Corp., 7.000%, due 06/15/16	949,035
1,262,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	1,271,465
			2,220,500
		Real Estate Investment Trusts: 0.9%
1,146,000	C	Istar Financial, Inc., 5.150%, due 03/01/12	1,103,913
348,000	C	Istar Financial, Inc., 5.500%, due 06/15/12	342,326
930,000	C	Istar Financial, Inc., 5.850%, due 03/15/17	893,684
444,000	C	Liberty Property LP, 6.375%, due 08/15/12	457,028
1,583,000	C	Liberty Property LP, 7.750%, due 04/15/09	1,643,553
6,041,000	#, C	Rouse Co., 6.750%, due 05/01/13	6,065,841
423,000	C	Rouse Co., 7.200%, due 09/15/12	436,252
			10,942,597
		Retail: 0.2%
379,000	#, C, L	Rite Aid Corp., 9.375%, due 12/15/15	365,735
2,319,000	#, C, L	Rite Aid Corp., 9.500%, due 06/15/17	2,237,835
			2,603,570
		Telecommunications: 1.4%
3,804,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	3,772,457
3,776,000	C	Qwest Corp., 7.875%, due 09/01/11	3,955,360
1,937,000	@@, C, L	Rogers Wireless, Inc., 7.250%, due 12/15/12	2,047,494
2,127,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	2,030,119
1,692,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	1,607,945
2,919,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	3,124,048
			16,537,423
		Total Corporate Bonds/Notes
		(Cost $281,186,228)	278,097,994

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.2%
		Federal Home Loan Mortgage Corporation: 11.0%
$1,234,140	C	4.500%, due 12/15/16	$1,209,715
3,422,000	C	4.500%, due 02/15/20	3,119,232
4,549,518	C, S	5.000%, due 08/15/16	4,431,839
4,105,000	C, S	5.000%, due 12/15/17	4,000,050
869,000	C	5.000%, due 05/15/20	826,908
2,964,588	C	5.000%, due 08/15/21	2,918,524
3,513,000	C, S	5.000%, due 04/15/23	3,291,814
2,490,000	C	5.000%, due 09/15/31	2,360,262
945,000	C	5.000%, due 02/15/32	887,686
5,663,000	C	5.000%, due 03/15/32	5,293,460
2,606,000	C	5.000%, due 04/15/32	2,487,516
3,069,000	C	5.000%, due 08/15/32	2,913,472
4,478,000	C, S	5.000%, due 12/15/32	4,250,349
3,535,527	C, S	5.000%, due 02/15/35	3,395,443
586,705		5.018%, due 04/01/35	569,333
6,263,000	C	5.250%, due 03/15/12	6,210,240
8,368,000	Z	5.460%, due 03/15/31	2,334,873
10,588,394	C, S	5.500%, due 08/15/20	9,933,873
1,663,000	C	5.500%, due 12/15/20	1,616,145
6,362,000	C, S	5.500%, due 11/15/22	6,207,142
3,931,000	C	5.500%, due 09/15/32	3,804,922
996,000	C	5.500%, due 10/15/32	967,518
887,000	C	5.500%, due 11/15/32	855,216
2,872,000	C	5.500%, due 07/15/33	2,793,800
18,827,000	W	5.500%, due 07/15/34	18,159,225
1,210,180		5.500%, due 06/01/36	1,160,566
357,396	C	5.961%, due 02/15/32	359,561
10,406,000		6.000%, due 07/15/34	10,287,309
7,281,309	C	6.000%, due 01/15/29	7,260,035
6,006,000	W	6.000%, due 08/15/34	5,945,003
9,716,000		6.500%, due 07/15/34	9,817,717
8,058		7.500%, due 11/01/28	8,435
			129,677,183
		Federal National Mortgage Corporation: 14.2%
13,909,000		2.049%, due 04/01/49	12,863,655
2,790,701	^	2.365%, due 02/17/29	200,577
68,000	W	4.500%, due 07/25/18	64,536
1,642,789		4.578%, due 08/01/35	1,603,793
355,917	C	4.750%, due 12/25/42	354,533
1,990,284		4.815%, due 08/01/35	1,944,049
2,864,000	L	4.875%, due 05/18/12	2,815,942
7,560,000	W	5.000%, due 07/18/21	7,306,029
2,975,223		5.000%, due 02/25/29	2,908,364
3,995,091	S	5.000%, due 08/01/35	3,754,192
915,316		5.000%, due 10/01/35	860,123
4,317,053		5.000%, due 12/01/36	4,056,740
4,000,000		5.000%, due 05/01/37	3,748,766
11,731,000	W	5.000%, due 07/01/37	10,992,311
1,162,410		5.065%, due 07/01/35	1,132,021
2,815,709		5.156%, due 09/01/35	2,775,342
829,800		5.217%, due 08/01/35	811,003
5,489,000	L	5.250%, due 08/01/12	5,447,871
3,240,000	C	5.400%, due 03/26/12	3,227,601
566,000	W	5.500%, due 07/15/19	557,598
1,698,000	S	5.500%, due 05/25/30	1,627,380
1,814,031		5.500%, due 11/01/32	1,758,268
4,832,441	S	5.500%, due 11/01/33	4,682,870
5,134,439		5.500%, due 11/01/33	4,976,607
11,556,000	W	5.500%, due 07/15/34	11,146,120
4,875,074	S	5.500%, due 01/25/36	4,674,036
1,286,437		5.500%, due 07/01/36	1,233,696
4,938,690	S	5.500%, due 12/25/36	4,766,921
4,548,852	S	5.500%, due 02/25/37	4,434,643
309,701		5.500%, due 06/01/37	298,752
4,730,000	C	5.550%, due 03/29/10	4,728,397
343,164		5.720%, due 04/18/28	346,450
4,380		5.770%, due 12/25/29	4,384
413,439		5.770%, due 10/25/33	417,568
402,164	C	5.870%, due 01/25/32	402,920
49,792		6.000%, due 08/01/16	50,097
4,482		6.000%, due 12/01/16	4,509
166,012		6.000%, due 03/01/17	167,028
1,469,289	S	6.000%, due 09/01/17	1,478,184
101,884		6.000%, due 11/01/17	102,508
2,267,000		6.000%, due 07/15/20	2,277,272
3,652,777		6.000%, due 07/25/29	3,657,492
2,029,480		6.000%, due 04/25/31	2,040,791
643,418		6.000%, due 08/01/33	635,992

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Corporation (continued)
$9,480,000	W	6.000%, due 07/01/37	$9,377,796
40,895		6.500%, due 07/01/29	41,742
161,525		6.500%, due 08/01/29	164,873
487,637		6.500%, due 04/01/30	497,745
1,937		6.500%, due 06/01/31	1,975
362,007		6.500%, due 07/01/31	369,355
10,287		6.500%, due 09/01/31	10,489
217,846		6.500%, due 11/01/31	222,116
118,846		6.500%, due 04/01/32	120,969
60,368		6.500%, due 07/01/32	61,447
152,616		6.500%, due 08/01/32	155,343
22,340		6.500%, due 11/01/32	22,739
95,945		6.500%, due 01/01/33	97,659
80,498		6.500%, due 02/01/33	81,807
6,629,000	W	6.500%, due 07/15/33	6,692,181
21,259,000		6.500%, due 09/15/33	21,421,759
468,826		6.500%, due 12/01/33	476,449
94,000	W	6.500%, due 08/15/34	94,808
2,461,000	L	6.625%, due 11/15/30	2,782,101
123,656		7.000%, due 01/01/30	127,223
262,803		7.000%, due 06/01/31	272,538
874,000	W	7.000%, due 07/15/33	897,489
1,796		7.500%, due 09/01/30	1,876
10,560		7.500%, due 10/01/30	11,033
81,461		7.500%, due 02/01/32	85,239
339,671	C	7.500%, due 12/25/41	350,802
718,213	C	7.500%, due 01/25/48	740,661
			168,518,145
		Government National Mortgage Association: 0.0%
849,288	C, ^	2.930%, due 06/16/31	64,962
8,273		6.375%, due 04/20/28	8,376
1,206		6.500%, due 03/15/31	1,232
17,916		6.500%, due 08/15/31	18,294
38,561		6.500%, due 10/15/31	39,374
18,722		6.500%, due 11/15/31	19,117
15,882		6.500%, due 07/15/32	16,202
90,634		6.500%, due 09/15/32	92,464
51,343		7.000%, due 04/15/26	53,566
23,665		7.000%, due 05/15/32	24,669
59,944		7.500%, due 12/15/22	62,715
5,788		7.500%, due 10/15/26	6,068
9,308		7.500%, due 07/15/29	9,754
129		7.500%, due 11/15/30	135
20,041		7.500%, due 12/15/30	20,995
28,743		7.500%, due 12/15/31	30,110
50,772		7.500%, due 05/15/32	53,122
			521,155
		Total U.S. Government Agency Obligations
		(Cost $302,498,089)	298,716,483
U.S. TREASURY OBLIGATIONS: 13.1%
		U.S. Treasury Bonds: 3.1%
20,046,000	L	4.500%, due 05/15/17	19,225,377
18,746,000	L	4.500%, due 02/15/36	16,979,789
			36,205,166
		U.S. Treasury Notes: 4.6%
18,946,000	L	4.500%, due 05/15/10	18,753,584
20,086,000	L	4.750%, due 05/31/12	19,935,375
15,358,000	L	4.875%, due 05/31/09	15,358,015
			54,046,974
		Treasury Inflation Indexed Protected Securities: 5.4%
11,217,000	L	2.375%, due 04/15/11	11,556,282
13,791,000	L	2.375%, due 01/15/17	13,804,231
19,689,000	L	2.375%, due 01/15/25	20,765,930
14,321,000	L	3.875%, due 01/15/09	18,341,776
			64,468,219
		Total U.S. Treasury Obligations
		(Cost $155,191,505)	154,720,359
ASSET-BACKED SECURITIES: 4.3%
		Automobile Asset-Backed Securities: 0.0%
305,027	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	304,069
102,063	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	101,718
31,205	C	Daimler Chrysler Auto Trust, 3.490%, due 12/08/08	31,187
			436,974
		Credit Card Asset-Backed Securities: 0.0%
560,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	557,222
			557,222
		Home Equity Asset-Backed Securities: 2.1%
1,018,000	C	Citigroup Mortgage Loan Trust, Inc., 5.590%, due 12/25/36	1,016,275
430,000	C	Citigroup Mortgage Loan Trust, Inc., 5.620%, due 12/25/36	428,821
420,759	C	Freddie Mac Structured Pass-Through Securities, 5.570%, due 05/25/31	421,058
112,262	C	Freddie Mac Structured Pass-Through Securities, 5.620%, due 01/25/32	112,262

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Home Equity Asset-Backed Securities (continued)
$4,851,000	C	GSAA Trust, 5.242%, due 06/25/34	$4,802,099
2,117,000	C, S	GSAA Trust, 5.882%, due 09/25/36	2,118,790
6,608,000	C, S	GSAA Trust, 6.040%, due 07/25/36	6,604,738
1,384,000	#, C	Irwin Home Equity, 5.960%, due 08/25/37	1,384,729
40,848	C	Merrill Lynch Mortgage Investors, Inc., 5.680%, due 07/25/34	40,998
3,905,000	C, S	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	3,860,507
470,322	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	467,747
917,088	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	913,017
130,506	C	Residential Asset Securities Corp., 5.920%, due 06/25/32	130,642
2,953	C	Residential Funding Mortgage Securities I, 4.160%, due 08/25/34	2,944
1,411,000	C	Residential Funding Mortgage Securities II, 5.980%, due 05/25/37	1,409,019
804,686	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	781,965
			24,495,611
		Other Asset-Backed Securities: 2.2%
36,324	C	Amortizing Residential Collateral Trust, 5.820%, due 05/25/32	36,329
176,179	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	176,362
8,869	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	8,716
327,156	C	Chase Funding Mortgage Loan, 5.620%, due 07/25/33	327,796
788,421	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	785,148
2,871,000	C	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	2,820,380
2,831,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	2,820,607
1,456,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	1,440,986
1,188,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	1,166,282
1,355,000	C	Equity One, Inc., 5.050%, due 09/25/33	1,336,616
542,765	C	Fannie Mae Grantor Trust, 5.460%, due 04/25/35	543,854
2,720,000	@@, #, C	Hudson Mezzanine Funding, 6.291%, due 06/12/42	1,512,320
1,590,755	C	Lehman XS Trust, 5.600%, due 08/25/35	1,594,784
2,163,094	C	Long Beach Mortgage Loan Trust, 5.650%, due 01/25/46	2,169,096
3,846,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.520%, due 01/25/37	3,848,384
989,000	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	985,782
288,868	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	287,502
698,000	C	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	694,299
698,000	C	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	696,091
750,144	C	Residential Asset Mortgage Products, Inc., 5.590%, due 07/25/35	751,571
15,158	C	Residential Asset Mortgage Products, Inc., 5.940%, due 06/25/33	15,173
1,557,361	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	1,525,854
421,787	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	421,100
			25,965,032
		Total Asset-Backed Securities
		(Cost $52,824,997)	51,454,839
COLLATERALIZED MORTGAGE OBLIGATIONS: 34.4%
373,789	C	ABN Amro Mortgage Corp., 5.820%, due 03/25/18	373,502
2,531,437	C	American Home Mortgage Assets, 6.029%, due 09/25/46	2,534,601
5,808,343	C, S	American Home Mortgage Investment Trust, 5.610%, due 11/25/45	5,824,190
3,251,305	#	Astoria Depositor Corp., 7.902%, due 05/01/21	3,383,389
5,254,104	C, S	Banc of America Alternative Loan Trust, 6.289%, due 11/25/21	5,264,119
3,637,381	C, S	Banc of America Alternative Loan Trust, 6.503%, due 04/25/37	3,655,516
58,628,201	C, ^	Banc of America Commercial Mortgage, Inc., 0.292%, due 01/15/49	1,379,662
323,000	C	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	314,448
110,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	105,243
1,609,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	1,547,117
1,114,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	1,092,158
1,850,929	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,823,800
2,210,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	2,139,547
1,470,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	1,406,000
270,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	275,829
5,644,223	C, S	Banc of America Funding Corp., 5.259%, due 09/20/35	5,462,771
4,973,165	C	Banc of America Funding Corp., 5.530%, due 06/20/47	4,973,165
8,463,253	C, S	Banc of America Funding Corp., 5.654%, due 06/20/37	8,334,611
2,584,511	C	Banc of America Funding Corp., 5.750%, due 09/20/34	2,561,447
2,307,351	C	Banc of America Funding Corp., 5.850%, due 05/20/36	2,284,674
2,623,000	C	Banc of America Mortgage Securities, Inc., 4.143%, due 07/25/34	2,561,450
2,582,624	C	Banc of America Mortgage Securities, Inc., 5.177%, due 09/25/35	2,510,928
928,151	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	920,420
787,129	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	753,791
1,725,400	C	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,712,662
903,010	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	906,538
6,119,628	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	6,168,949
950,172	C	Bear Stearns Alternative-A Trust, 5.640%, due 07/25/34	948,987
1,524,000	C, S	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	1,500,505
391,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	378,029
1,010,437	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	992,837
696,000	C	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	670,594
1,604,835	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	1,603,038
2,537,000		Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	2,466,610
651,464	C	Capco America Securitization Corp., 6.260%, due 10/15/30	656,102
456,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	461,495
1,898,312	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,960,759
5,444,566	C, S	Chase Mortgage Finance Corp., 5.410%, due 12/25/35	5,298,244
3,378,962	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	3,343,088
4,568,344	C, S	Chaseflex Trust, 6.500%, due 02/25/37	4,591,741
264,472	C	Citicorp Mortgage Securities, Inc., 5.770%, due 03/25/33	265,644

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,598,056	C, S	Citigroup Mortgage Loan Trust, Inc., 5.940%, due 06/25/36	$3,585,013
6,194,973	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	6,148,522
10,892,338	C, S	Citigroup Mortgage Loan Trust, Inc., 6.073%, due 08/25/36	10,817,508
1,224,350	C	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	1,216,106
1,093,000	C	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	1,065,504
6,780,973	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	6,587,004
2,859,849	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,824,735
299,140	C	Countrywide Alternative Loan Trust, 5.620%, due 02/25/35	299,453
66,705	C	Countrywide Alternative Loan Trust, 5.720%, due 02/25/33	66,910
662,993	C	Countrywide Alternative Loan Trust, 5.870%, due 04/25/33	668,233
2,938,392	C	Countrywide Alternative Loan Trust, 5.902%, due 11/25/46	2,938,099
1,571,566	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,579,566
3,632,804	C, S	Countrywide Alternative Loan Trust, 6.020%, due 09/25/36	3,637,983
1,776,131	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.250%, due 10/25/35	1,676,045
452,142	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, due 07/25/37	449,740
548,935	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.820%, due 04/25/18	550,641
875,462	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	847,647
409,118	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	390,020
975,000	C, L	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	934,102
8,029,225	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	8,180,712
672,065	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	691,000
5,511,757	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	5,429,549
513,131	C	First Horizon Asset Securities, Inc., 5.388%, due 10/25/35	508,808
2,006,439	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	1,985,639
923,000	C	First Horizon Mortgage Pass-through Trust, 5.750%, due 02/25/36	916,130
784,390	C	Freddie Mac, 6.261%, due 04/15/32	795,043
59,868,684	C, ^	GE Capital Commercial Mortgage Corp., 0.680%, due 06/10/48	1,067,399
1,327,789	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,305,189
698,000	C	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	678,606
483,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	470,086
351,034	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	351,575
1,577,436	C, S	GMAC Mortgage Corp. Loan Trust, 4.594%, due 10/19/33	1,531,125
3,700,280	C, S	GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	3,581,322
46,256,758	#, C, ^	Greenwich Capital Commercial Funding Corp., 0.512%, due 03/10/39	1,126,782
2,451,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	2,425,314
1,393,000	C	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	1,337,478
705,000	C	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	676,458
564,000	C	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	538,524
1,949,000	C	GS Mortgage Securities Corp. II, 5.804%, due 04/10/38	1,890,210
617,048	#, C	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	619,995
603,454	C	GSR Mortgage Loan Trust, 5.500%, due 06/25/35	603,548
1,413,519	C	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	1,388,635
838,048	C	Harborview Mortgage Loan Trust, 5.670%, due 01/20/35	841,111
415,732	C	Homebanc Mortgage Trust, 5.750%, due 08/25/29	415,992
279,960		JP Morgan Alternative Loan Trust, 5.511%, due 01/25/36	278,666
172,704,284	C, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.090%, due 01/12/43	377,203
398,216	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	387,970
1,700,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	1,651,415
1,360,552	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	1,324,790
433,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	420,415
866,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	836,761
190,992	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	192,589
4,263,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,297,040
1,226,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	1,240,416
10,877,629	C, S	JP Morgan Mortgage Trust, 5.406%, due 11/25/35	10,699,694
11,975,967	C, ^	LB-UBS Commercial Mortgage Trust, 0.485%, due 02/15/40	419,813
866,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	839,915
2,230,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	2,170,709
225,000	C	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	218,875
695,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	666,346
1,209,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	1,193,263
965,635	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	951,652
516,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	481,675
520,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	512,768
1,010,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	983,490
1,469,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	1,452,796
1,845,000	C	LB-UBS Commercial Mortgage Trust, 5.287%, due 04/15/40	1,766,070
2,747,000	C	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	2,687,523
1,014,000	C	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	968,083
721,000	C	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	691,528
1,442,000	C	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	1,379,255
2,961,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	2,997,036
6,432,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	6,605,099
4,975,694	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	5,197,877
1,618,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	1,609,721
144,341	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	144,776
366,769	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	370,241
44,755,594	^	Merrill Lynch Mortgage Trust, 0.157%, due 10/12/41	911,770
40,979,963	#, C, ^	Merrill Lynch Mortgage Trust, 0.358%, due 11/12/35	282,192
981,000	C	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	953,502
8,217,884	C, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.546%, due 08/12/48	344,988
625,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	596,096
696,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	661,973
1,207,130	C	MLCC Mortgage Investors, Inc., 5.550%, due 04/25/29	1,208,273

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$831,632		C	MLCC Mortgage Investors, Inc., 5.640%, due 10/25/28	$831,744
	394,999	C	MLCC Mortgage Investors, Inc., 5.640%, due 01/25/29	395,367
	3,660,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	3,568,614
	207,097	C	Morgan Stanley Capital I, 7.020%, due 03/15/32	210,228
	223,476	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	212,992
	1,049,243	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	1,051,910
	1,621,000	C, S	New York Mortgage Trust, Inc., 5.653%, due 05/25/36	1,616,905
	1,038,000	C	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,079,192
	2,633,725	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	2,536,174
	5,524,564	C, S	RAAC Series, 5.250%, due 09/25/34	5,402,103
	6,276,974	C, S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	5,881,560
	3,652,795	C, S	Residential Accredit Loans, Inc., 5.829%, due 09/25/46	3,657,218
	543,227	C	Residential Funding Mortgage Sec I, 5.720%, due 11/25/17	544,530
	400,000	C	Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09	415,197
	539,716	C	Sequoia Mortgage Trust, 5.590%, due 01/20/35	540,554
	676,770	C	Structured Adjustable Rate Mortgage Loan Trust, 5.630%, due 07/25/35	678,715
	1,104,441	C	Structured Asset Mortgage Investments, Inc., 5.560%, due 04/19/35	1,107,201
	3,958,062	C, S	Structured Asset Mortgage Investments, Inc., 7.649%, due 12/27/35	4,022,036
	678,109	C	Thornburg Mortgage Securities Trust, 5.670%, due 12/25/33	678,967
	2,551,903	C	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	2,555,583
	581,000	#, C	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	546,313
	4,930,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	4,668,853
	190,000	C	Wachovia Bank Commercial Mortgage Trust, 5.244%, due 07/15/42	188,559
	1,167,833	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.772%, due 02/25/47	1,167,376
	3,764,347	C	Washington Mutual Mortgage Pass-Through Certificates, 5.497%, due 01/25/37	3,721,725
	608,108	C	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/45	609,460
	8,556,184	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.704%, due 06/25/37	8,484,900
	1,180,131	C	Washington Mutual Mortgage Pass-Through Certificates, 5.720%, due 08/25/45	1,184,654
	473,064	C	Washington Mutual Mortgage Pass-Through Certificates, 5.722%, due 02/25/47	472,269
	7,293,858	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	7,268,874
	8,873,219	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.792%, due 05/25/47	8,872,527
	2,957,740	C	Washington Mutual Mortgage Pass-Through Certificates, 5.792%, due 05/25/47	2,957,509
	915,302	C	Washington Mutual Mortgage Pass-Through Certificates, 5.793%, due 10/25/46	918,835
	673,226	C	Washington Mutual Mortgage Pass-Through Certificates, 5.795%, due 06/25/44	675,030
	785,839	C	Washington Mutual Mortgage Pass-Through Certificates, 5.820%, due 01/25/18	788,181
	2,806,000	C	Washington Mutual Mortgage Pass-Through Certificates, 5.826%, due 10/25/36	2,806,180
	1,723,597	C	Washington Mutual Mortgage Pass-Through Certificates, 5.862%, due 11/25/46	1,724,338
	5,875,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.901%, due 07/25/37	5,875,000
	4,197,000	C	Washington Mutual Mortgage Pass-Through Certificates, 5.925%, due 07/25/37	4,197,000
	3,413,903	C	Washington Mutual Mortgage Pass-Through Certificates, 5.982%, due 09/25/46	3,417,771
	382,030	C	Washington Mutual Mortgage Pass-Through Certificates, 5.992%, due 06/25/46	382,762
	1,756,878	C	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 06/25/34	1,726,956
	3,115,882	C	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 07/25/36	3,112,400
	2,028,000	C	Washington Mutual, Inc., 3.799%, due 06/25/34	1,965,234
	1,838,857	C	Washington Mutual, Inc., 5.722%, due 03/25/47	1,835,767
	367,448	C	Washington Mutual, Inc., 5.782%, due 04/25/47	366,831
	532,799	C	Washington Mutual, Inc., 5.792%, due 04/25/47	532,633
	3,223,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	3,150,702
	3,016,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35	2,955,572
	5,607,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35	5,494,659
	2,160,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,040,180
	3,625,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.792%, due 07/25/34	3,521,296
	1,952,134	C	Wells Fargo Mortgage-Backed Securities Trust, 4.892%, due 08/25/34	1,902,797
	4,551,094	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.115%, due 03/25/36	4,451,004
	6,185,521	C	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	6,037,423
	2,690,746	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	2,575,129
	4,468,321	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	4,263,757
	9,241,368	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.654%, due 12/25/36	9,131,682
	3,796,947	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.944%, due 11/25/36	3,769,647
	3,389,537	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.952%, due 10/25/36	3,365,166
	5,136,055	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	5,116,575

			Total Collateralized Mortgage Obligations
			(Cost $411,347,086)	407,251,841
MUNICIPAL BONDS: 0.6%
			California: 0.2%
	2,654,000	C	City of San Diego, 7.125%, due 06/01/32	2,695,641
				2,695,641
			Michigan: 0.4%
	4,160,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	4,246,778
				4,246,778
			Total Municipal Bonds
			(Cost $6,858,319)	6,942,419
OTHER BONDS: 0.6%
			Foreign Government Bonds: 0.6%
ARS	12,426,000	@@, X	Argentina Bonos, 2.000%, due 09/30/14	4,485,994
MXN	24,180,000	@@	Mexican Bonos, 8.000%, due 12/17/15	2,281,696
			Total Other Bonds
			(Cost $6,393,335)	6,767,690

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 1.3%
		Banks: 0.2%
105,400	@@, #, P	Santander Finance Preferred SA Unipersonal	$2,526,312
			2,526,312
		Diversified Financial Services: 0.4%
76,000	P	Deutsche Bank Capital Trust II	1,865,800
125,050	P, L	Merrill Lynch & Co., Inc.	3,176,270
			5,042,070
		Insurance: 0.7%
140,557	@@, P	Aegon NV	3,423,969
54,306	@@, P	Aegon NV - Series 1	1,378,286
126,650	P	Metlife, Inc.	3,240,974
			8,043,229
		Total Preferred Stock
		(Cost $15,774,889)	15,611,611
WARRANTS: 0.0%
		Telecommunications: 0.0%
20		American Tower Corp.	11,853

		Total Warrants
		(Cost $1,502)	11,853
		Total Long-Term Investments
		(Cost $1,232,075,950)	1,219,575,089

Principal Amount				Value
SHORT-TERM INVESTMENTS: 21.7%
		Mutual Fund: 6.2%
$73,000,000	**	ING Institutional Prime Money Market Fund		$73,000,000
		Total Mutual Fund
		(Cost $73,000,000)		73,000,000
		Foreign Government Securities: 0.9%
JPY 1,000,000,000	@@, Z	Japan Financing Bills, 0.600%, due 09/03/07		8,113,227
JPY 330,000,000	@@, Z	Japan Government Treasury Bill, 0.690%, due 11/20/07		2,673,044
		Total Foreign Government Securities
		(Cost $11,025,736)		10,786,271
		Repurchase Agreement: 0.2%
$2,391,000		Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $2,392,056 to be received upon repurchase (Collateralized by $2,418,000 U.S. Treasury, 4.500%, Market Value plus accrued interest $2,439,200, due 02/15/09)		2,391,000
		Total Repurchase Agreement
		(Cost $2,391,000)		2,391,000
		Securities Lending Collateralcc: 14.4%
170,363,000		The Bank of New York Mellon Corp. Institutional Cash Reserves Fund		170,363,000
		Total Securities Lending Collateral
		(Cost $170,363,000)		170,363,000
		Total Short-Term Investments
		(Cost $256,779,736)		256,540,271
		Total Investments in Securities
		(Cost $1,488,855,686)*	124.7%	$ 1,476,115,360
		Other Assets and Liabilities — Net	(24.7)	(291,934,247)
		Net Assets	100.0%	$1,184,181,113

	@@	Foreign Issuer
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
	**	Investment in affiliate
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited) (continued)

ARS	Argentine Peso
DKK	Danish Krone
JPY	Japanese Yen
MXN	Mexican Peso

*	Cost for federal income tax purposes is $1,490,407,551.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,360,904
	Gross Unrealized Depreciation	(16,653,095)
	Net Unrealized Depreciation	$(14,292,191)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2007 (Unaudited) (continued)

ING Intermediate Bond Fund Credit Default Swap Agreements Outstanding on June 30, 2007:

		BUY/SELL	(PAY)/RECEIVE	TERMINATION	NOTIONAL		UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE	AMOUNT		(DEPRECIATION)
UBS AG	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	0.240	03/20/12	USD	8,198,000	$(70,542)
Citibank, N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)	09/20/12	USD	570,000	(5,734)
Citibank, N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)	09/20/12	USD	3,525,000	(37,050)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)	09/20/12	USD	1,342,000	(14,230)
Citibank N.A., New York	Citizens Communications 6.250%, 01/15/13	Sell	1.070	06/20/12	USD	2,980,000	(40,628)
Citibank N.A., New York	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	600,000	614
Merrill Lynch International	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	3,000,000	11,059
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	1,287,500	(56,459)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	USD	1,288,000	62,889
Citibank N.A., New York	Dow Jones CDX.EM.6 Index 5-Year	Buy	(1.400)	12/20/11	USD	3,865,000	(1,804)
Lehman Brothers Special Financing, Inc.	Dow Jones CDX.NA.HY.7 Index 5-Year	Buy	(3.250)	12/20/11	USD	6,507,000	115,708
UBS AG	Dow Jones CDX.NA.HY.7 Index 5-Year	Buy	(3.250)	12/20/11	USD	3,940,200	85,727
Citibank N.A., New York	Dow Jones CDX.NA.HY.8 Index 7-Year (0-10% Tranche)	Sell	0.048	06/20/14	USD	3,833,000	35,288
Barclays Bank PLC	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)	06/20/12	USD	4,934,000	148,979
Barclays Bank PLC	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)	06/20/12	USD	6,201,000	(116,656)
Citibank N.A., New York	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750	06/20/12	USD	7,502,000	168,900
UBS AG	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)	06/20/12	USD	2,154,000	2,528
UBS AG	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)	06/20/12	USD	4,791,000	2,262
Citibank N.A., New York	Dow Jones CDX.NA.IG.6 Index 10-Year (7-10% Tranche)	Sell	1.003	06/20/16	USD	7,646,400	(264,369)
Citibank, N.A., New York	Dow Jones CDX.NA.IG.7 Index 10-Year (30-100% Tranche)	Buy	(0.048)	12/20/16	USD	19,315,000	31,510
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.7 Index 10-Year (30-100% Tranche)	Buy	(0.048)	12/20/16	USD	53,692,000	90,234
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.HVOL.8 Index 5-Year	Buy	(0.750)	06/20/12	USD	38,200,000	142,615
UBS AG	Dow Jones CDX.NA.IG.HVOL.8 Index 5-Year	Buy	(0.750)	06/20/12	USD	11,664,000	40,539
UBS AG	Dow Jones CDX.NA.IG.HVOL.8 Index 5-Year	Buy	(0.750)	06/20/12	USD	21,073,000	155,151
Barclays Bank PLC	Dow Jones CDX.NA.XO.8 Index 5-Year	Buy	(1.400)	06/20/12	USD	11,968,000	13,851
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.XO.8 Index 5-Year	Buy	(1.400)	06/20/12	USD	11,693,000	143,530
Lehman Brothers Special Financing Inc.	Exelon Corp. 6.750%, 05/01/11	Buy	(0.640)	06/20/12	USD	2,572,000	(23,773)
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Sell	0.240	06/20/08	USD	9,213,000	2,181
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.725)	06/20/12	USD	3,223,000	2,839
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.800)	07/20/12	USD	2,594,000	(7,951)
UBS AG	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.780)	09/20/12	USD	11,975,000	—
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.690)	06/20/14	USD	3,637,000	931
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.350)	09/20/11	USD	7,965,000	(11,245)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.410)	09/20/11	USD	9,292,500	(34,356)
Barclays Bank PLC	Kinder Morgan Inc. 6.500%, 09/01/12	Sell	1.700	09/20/11	USD	515,000	18,420
UBS AG	Lehman Brothers Holdings Inc. 6.625%, 01/18/12	Sell	0.240	03/20/12	USD	8,198,000	(36,805)
JPMorgan Chase Bank N.A., New York	Macy’s Inc. 6.625%, 04/01/11	Buy	(0.980)	09/20/12	USD	2,600,000	(31,829)
UBS AG	Macy’s Inc. 6.625%, 04/01/11	Buy	(0.980)	09/20/12	USD	5,250,000	(61,804)
UBS AG	Morgan Stanley 6.600%, 04/01/12	Sell	0.260	03/20/12	USD	12,475,000	(35,323)
Bear Stearns Credit Products Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(1.600)	06/20/12	USD	2,527,000	(22,491)
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)	06/20/14	USD	3,860,000	75,832
JPMorgan Chase Bank, N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)	06/20/14	USD	1,803,000	49,709
JPMorgan Chase Bank, N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.000)	06/20/14	USD	2,589,000	(16,127)
Morgan Stanley Capital Services Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380	06/20/14	USD	3,532,000	91,730
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	1,213,000	(6,590)
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.360)	06/20/14	USD	1,449,000	31,945
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.240	08/20/07	USD	6,267,000	7,213
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.310	08/20/07	USD	10,271,000	17,943
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	872,000	4,726
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	2,646,000	38,872
JPMorgan Chase Bank, N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	2,493,000	18,922
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	2,318,000	25,541
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	2,476,000	24,975
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)	06/20/12	USD	5,671,000	39,424
Merrill Lynch International	Transocean Inc. 7.375%, 04/15/18	Buy	(0.330)	09/20/12	USD	2,855,000	(10,233)
UBS AG	Transocean Inc. 7.375%, 04/15/18	Buy	(0.340)	09/20/12	USD	2,850,000	(11,448)
Merrill Lynch International	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.200)	03/20/12	USD	3,911,000	149,563
UBS AG	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.230)	03/20/12	USD	747,000	33,929
Barclays Bank PLC	UST Inc. 6.625%, 07/15/12	Buy	(0.300)	03/20/14	USD	2,416,000	(6,919)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.280)	03/20/14	USD	6,493,000	22,153
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.380)	03/20/17	USD	5,195,000	29,425
Morgan Stanley Capital Services Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.420)	03/20/17	USD	2,416,000	918
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.280)	03/20/14	USD	344,000	359
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.380)	03/20/17	USD	422,000	893
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.880)	03/20/17	USD	2,416,000	17,976
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.580)	03/20/14	USD	461,000	3,478
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	2,582,000	7,002
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.570)	03/20/14	USD	2,646,000	15,109
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.600)	03/20/14	USD	4,904,000	24,235
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	3,020,164	47,907
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	2,655,000	(24,808)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	5,310,000	(49,616)
							$1,056,747

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of June 30, 2007 (Unaudited)

Principal Amount			Value
MUNICIPAL BONDS: 97.4%
		Arizona: 3.7%
$1,000,000	C	Salt River Project Agricultural Improvement & Power District, 4.750%, due 01/01/35	$1,005,210
			1,005,210
		California: 15.2%
350,000	C	California Statewide Communities Development Authority, 5.500%, due 09/01/14	373,594
1,000,000	C	Clovis Public Financing Authority, 5.000%, due 08/01/26	1,037,320
1,000,000	C	Golden State Tobacco Securitization Corp., 5.000%, due 06/01/33	972,350
1,000,000		Pleasant Valley School District, 5.850%, due 08/01/31	1,193,610
500,000	C	San Marcos Califonia Public Facility Authority Tax Allocation Reserve, 5.000%, due 08/01/21	515,990
			4,092,864
		Colorado: 3.9%
1,000,000	C	Interlocken Metropolitan District, 5.750%, due 12/15/19	1,044,060
			1,044,060
		Connecticut: 2.7%
185,000		City of New Britain, 6.000%, due 03/01/12	196,043
520,000	C	Connecticut State Development Authority, 5.000%, due 10/15/23	540,738
			736,781
		Florida: 8.1%
750,000	C	City of Gulf Breeze, 5.050%, due 12/01/20	782,490
250,000	C	City of Tallahassee, 6.375%, due 12/01/30	263,368
100,000	C	County of Orange, 5.250%, due 10/01/23	105,425
500,000	C	Florida State Board of Education, 5.750%, due 06/01/22	527,775
500,000	C	Tampa Housing Authority, 4.650%, due 07/01/22	500,180
			2,179,238
		Illinois: 7.9%
1,000,000	C	De Kalb-Ogle Etc Counties Community College District No. 523, 5.750%, due 02/01/11	1,044,100
1,000,000	C	Illinois Finance Authority, 5.000%, due 08/15/24	975,230
100,000		Illinois State Dedicated Tax Revenue Civic Center, 6.250%, due 12/15/20	116,431
			2,135,761
		Kentucky: 0.6%
300,000	Z	Kentucky Economic Development Finance Authority Health Systems Revenue, 4.950%, due 10/01/21	150,666
			150,666
		Louisiana: 3.6%
1,000,000	C	Louisiana Public Facilities Authority Revenue, 5.625%, due 12/15/32	971,330
			971,330
		Massachusetts: 0.7%
200,000		Massachusetts State Housing Finance Agency Housing Revenue, 4.600%, due 12/01/14	202,452
			202,452
		New Hampshire: 2.7%
740,000	C	New Hampshire Housing Finance Authority, 4.850%, due 07/01/26	729,603
			729,603
		New Jersey: 3.6%
1,000,000	C	New Jersey St Housing & Mortgage Finance Agency, 4.550%, due 10/01/22	962,110
			962,110
		New York: 18.0%
620,000		Albany Industrial Development Agency, 7.750%, due 01/01/10	652,085
1,000,000	C	City of New York, 5.000%, due 08/01/24	1,033,890
250,000	C	Hudson Yards Infrastructure Corp., 5.000%, due 02/15/47	255,605
1,000,000	C	New York State Dormitory Authority, 5.500%, due 07/01/15	1,057,640
1,000,000		Port Authority of New York & New Jersey, 6.250%, due 12/01/11	1,085,268
775,000	C	Westchester County Industrial Development Agency, 4.750%, due 07/01/20	775,000
			4,859,488
		North Carolina: 3.9%
295,000	C	New Hanover County, 5.750%, due 11/01/12	314,744
710,000	C	Raleigh North Carolina Certificates, 5.000%, due 02/01/24	731,889
			1,046,633
		North Dakota: 0.9%
250,000	C	Oliver County, 5.300%, due 01/01/27	258,220
			258,220
		Ohio: 0.2%
55,000		Lakota Local School District, 7.000%, due 12/01/10	60,365
			60,365
		Oklahoma: 8.3%
1,000,000	C	Oklahoma Industries Authority, 6.000%, due 08/15/19	1,049,005
100,000	C	Oklahoma State Student Loan Authority Revenue, 5.300%, due 12/01/32	102,038
1,000,000	C	Payne County Economic Development Authority, 6.375%, due 06/01/30	1,084,820
			2,235,863
		Pennsylvania: 4.5%
130,000	C	Allegheny County Hospital Development Authority Revenue - Childrens Hospital Pittsburgh, 5.300%, due 07/01/26	137,293
1,000,000	C	Lebanon County Health Facilities Authority, 6.000%, due 11/15/35	1,073,060
			1,210,353
		Rhode Island: 0.3%
35,000		Dunns Corner Fire District, 8.050%, due 06/01/08	36,248
35,000		Dunns Corner Fire District, 8.100%, due 06/01/09	37,550
			73,798

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of June 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		Texas: 7.6%
$500,000	C	Alamo Community College District, 5.000%, due 02/15/24		$518,230
200,000	C	Cleburne 4B Economic Development Corp., 5.625%, due 02/15/27		211,174
1,000,000	C	Harris County Health Facilities Development Corp., 5.750%, due 07/01/27		1,157,090
165,000	C	Harris County-Houston Sports Authority, 5.000%, due 11/15/28		166,487
				2,052,981
		Virginia: 1.0%
290,000	C	Virginia Housing Development Authority, 4.500%, due 04/01/24		275,396
				275,396
		Total Investments in Securities
		(Cost $26,222,763)*	97.4%	$26,283,172
		Other Assets and Liabilities - Net	2.6	705,571
		Net Assets	100.0%	$26,988,743

C	Bond may be called prior to maturity date.
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$394,301
	Gross Unrealized Depreciation	(333,892)
	Net Unrealized Appreciation	$60,409

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2007